As filed with the Securities and Exchange Commission on February 26, 2004
                                                       1933 Act File No. 2-27962
                                                      1940 Act File No. 811-1545
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933           [ ]
                         POST-EFFECTIVE AMENDMENT NO. 69        [X]
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940       [ ]
                                AMENDMENT NO. 56                [X]

                      EATON VANCE SPECIAL INVESTMENT TRUST
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                 ALAN R. DYNNER
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[x] on May 1, 2004 pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equities Portfolio and Utilities Portfolio have also executed this Registration Statement.
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
{LOGO}








                            EATON VANCE BALANCED FUND
     A diversified fund seeking current income and long-term capital growth

                         EATON VANCE LARGE-CAP CORE FUND
                     A diversified fund seeking total return

                        EATON VANCE LARGE-CAP VALUE FUND

                     A diversified fund seeking total return

                        EATON VANCE SMALL-CAP GROWTH FUND
            A diversified fund seeking long-term capital appreciation

                        EATON VANCE SMALL-CAP VALUE FUND
                A diversified fund seeking long-term total return

                        EATON VANCE SPECIAL EQUITIES FUND
                  A diversified fund seeking growth of capital

                           EATON VANCE UTILITIES FUND

                     A diversified fund seeking total return


                                Prospectus Dated

                                   May 1, 2004


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



 This prospectus contains important information about the Funds and the services available to shareholders. Please save it for reference.

TABLE OF CONTENTS

Fund Summaries...............................................3

  Performance Information....................................6

    Balanced Fund............................................6

    Large-Cap Core Fund......................................7

    Large-Cap Value Fund.....................................8

    Small-Cap Growth Fund ...................................9

    Small-Cap Value Fund....................................10

    Special Equities Fund...................................11

    Utilities Fund..........................................12

  Fund Fees and Expenses....................................13

Investment Objectives & Principal Policies and Risks........15

Management and Organization.................................18

Valuing Shares..............................................20

Purchasing Shares...........................................20

Sales Charges...............................................22

Redeeming Shares............................................24

Shareholder Account Features................................25

Tax Information.............................................26

Financial Highlights........................................27

FUND SUMMARIES

This page summarizes the investment objective and principal strategies and risks of each Fund. Information about the performance, fees and expenses of each Fund is presented on the pages that follow.

Investment Objectives and Principal Strategies

Eaton Vance Balanced Fund. Balanced Fund's investment objective is to provide current income and long-term growth of capital. The Fund allocates its assets between common stocks and fixed-income securities. The Fund usually invests between 50% and 75% of its net assets in diversified portfolios of common stocks and between 25% and 50% of its net assets in fixed-income securities (primarily corporate bonds, U.S. Government securities, mortgage-backed and asset-backed securities, and short-term investments). Fixed-income securities may be of any investment quality, but investment in securities rated below investment grade will be limited to not more than 5% of total assets.

Balance Fund currently pursues its objective by investing its assets in three diversified investment portfolios managed by Eaton Vance or its affiliate including a portfolio that invests primarily in growth stocks, a portfolio that invests primarily in large-cap value stocks and a portfolio that invests primarily in investment grade fixed-income securities. The portfolio manager of each portfolio relies on the investment adviser's research staff in making investment decisions, and will generally sell a security when the fundamentals of the company deteriorate, to pursue more attractive investment opportunities or, in the case of value stocks, when the investment adviser's price objective for the stock is achieved.

Eaton Vance Large-Cap Core Fund. Large-Cap Core Fund's investment objective is to seek total return. Under normal circumstances, the Fund invests at least 80% of its net assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the Standard & Poor's 500 Index ("S&P 500"). The Fund seeks to invest primarily in companies with above-average growth and financial strength. The Fund intends to manage portfolio risk by maintaining broad diversification among its holdings and by utilizing fundamental analysis of risk/return characteristics in securities selection.

In making investment decisions, the portfolio managers rely upon the information provided by, and the expertise of, the investment adviser's research staff. Management of the Portfolio involves consideration of numerous factors (such as quality of business franchises, financial strength, management capabilities and integrity, growth potential and valuation). Many of these considerations are subjective. The portfolio managers may sell a stock when they believe it is fully valued, the fundamentals of a company deteriorate, management fails to execute its strategy or to pursue more attractive investment options.

Eaton Vance Large-Cap Value Fund. Large-Cap Value Fund's investment objective is to seek total return. The Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that in the opinion of the investment adviser are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500. The Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund may invest in convertible debt securities (including securities rated below investment grade). The Fund may also invest in real estate investment trusts for income.

In making investment decisions, the portfolio manager relies upon the information provided by, and the expertise of, the investment adviser's research staff. In selecting stocks, the portfolio manager considers, among other factors, a company's earnings or cash flow capabilities, dividend prospects, the strength of the company's business franchises and estimates of the company's net value. The portfolio manager will generally sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities. The Fund primarily invests in dividend-paying stocks. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions.

Eaton Vance Small-Cap Growth Fund. Small-Cap Growth Fund's investment objective is to seek long-term capital appreciation. The Fund invests primarily in common stocks of small-cap companies that, in the opinion of the investment adviser, are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The portfolio manager generally considers small-cap companies to be those companies with market capitalizations comparable to those of companies included in the Standard & Poor's SmallCap 600 Index ("S&P 600"). The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies.

In making investment decisions, the portfolio manager relies upon the information provided by, and the expertise of, the investment adviser's research staff. The portfolio manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The manager generally will sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company change or to pursue more attractive investment opportunities.

Eaton Vance Small-Cap Value Fund. Small-Cap Value Fund's investment objective is to seek long-term total return. The Fund invests in a diversified portfolio of value stocks of small-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those of companies included in the S&P 600. The Fund normally invests at least 80% of its net assets in equity securities of small-cap companies.

Investment decisions are made primarily on the basis of fundamental research. In selecting stocks, the portfolio manager considers (among other factors) a company's earnings or cash flow capabilities, the strength of the company's business franchises, the strength of management and estimates of the company's net value. While stocks generally are acquired with the expectation of being held for the long term, securities may be sold if, in the opinion of the investment adviser, the price moves above a fair level of valuation or the company's fundamentals deteriorate.

Eaton Vance Special Equities Fund. Special Equities Fund's investment objective is to provide growth of capital. The Fund invests primarily in common stocks of emerging growth companies. Emerging growth companies are companies that the investment adviser expects to achieve earnings growth over the long term that substantially exceeds the average of all publicly traded companies in the United States.

Many emerging growth companies acquired by the Fund have market capitalizations comparable to those of companies included in the S&P 600, but the Fund may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics. In making investment decisions, the portfolio manager relies on the investment adviser's research staff. The manager generally seeks to purchase securities of companies believed to have the potential for above-average earnings growth and profit margins within their respective industries. The portfolio manager will generally sell a security when the investment adviser's price objective for the stock is reached, the fundamentals of the company deteriorate or to pursue more attractive investment opportunities. The Fund normally invests at least 80% of its net assets in equity securities.

Eaton Vance Utilities Fund. Utilities Fund's investment objective is to seek total return. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of utilities companies, including (among others) producers and distributors of gas power and electric energy, and communications service providers. The Fund may also invest up to 20% of its net assets in fixed-income securities (including up to 10% of its net assets in lower rated fixed-income securities).

The portfolio manager seeks to purchase securities that are reasonably priced in relation to their fundamental value and which will grow in value over time. The issuer's dividend payment record is also considered. The portfolio manager relies on the investment adviser's research staff in making investment decisions, and will generally sell a security when the investment adviser's price objective for the stock is reached or the fundamentals of the company deteriorate, or to pursue more attractive investment opportunities.

Common Practices. Each Fund may invest up to 25% of its total assets in foreign securities. Each Fund may at times engage in derivatives transactions (such as futures contracts and options, forward currency exchange contracts, covered short sales and equity swaps) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities. Each Fund currently invests its assets in one or more separate registered investment companies with the same objective and policies as the Fund.

Principal Risk Factors

The value of Fund shares is sensitive to stock market volatility. If there is a general decline in the value of U.S. stocks, the value of a Fund's shares will also likely decline. Changes in stock market values can be sudden and unpredictable. Also, although stock values can rebound, there is no assurance that values will return to previous levels. Because each Fund may invest a portion of its assets in foreign securities, the value of Fund shares may be affected by changes in currency exchange rates and developments abroad. The use of derivative transactions is subject to certain limitations and may expose a Fund to increased risk of principal loss due to imperfect correlation, failure of the counterparty or unexpected price or market movements.

Because Balanced Fund, Large-Cap Value Fund and Utilities Fund may invest in fixed-income securities, the value of Fund shares may be sensitive to increases in prevailing interest rates and the creditworthiness of issuers. Fixed-income securities rated below investment grade may have speculative characteristics.

Unscheduled prepayments of mortgage-backed or asset-backed securities held by Balanced Fund may result in a loss of income if the proceeds are invested in lower yielding securities. In addition, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements (if any) may be inadequate in the event of a default.

Shares of Small-Cap Growth Fund, Small-Cap Value Fund and Special Equities Fund are sensitive to factors affecting small and emerging companies. The securities of such companies are subject to greater price fluctuation and investment risk than securities of more established companies. Some of these companies are in market sectors (such as the technology and health care sectors) that historically have been more volatile than other market sectors. Value stocks held by Balanced Fund, Large-Cap Value Fund and Small-Cap Value Fund may not achieve their expected financial potential.

Utilities Fund concentrates in the utilities industries, so the value of Fund shares will be affected by events that adversely affect those industries. Utility companies are sensitive to changes in interest rates and other economic conditions, governmental regulation, uncertainties created by deregulation, power shortages and surpluses, the price and availability of fuel, environmental protection or energy conservation practices, the level and demand for services, increased risk and competition in deregulated sectors, and the cost and delay of technological developments (including those associated with nuclear energy). Securities of utility companies in the telecommunications sector and related sectors are volatile and may underperform in a sluggish economy. Changes in the utilities industries and in the dividend policies of utility companies could make it difficult for the Fund to provide a meaningful level of income. Because the Fund concentrates its investments, the value of Fund shares may fluctuate more than if the Fund invested in a broader variety of industries.

No Fund is a complete investment program and you may lose money by investing. An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Shareholders may realize substantial losses and should invest for the long term.

                            Eaton Vance Balanced Fund


Performance Information. The following bar chart and table provide information about Balanced Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks and a diversified, unmanaged index of corporate and U.S. government bonds. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

  -1.81%  29.69%  13.61%  21.60%  13.43%  1.45%  -0.11%  -2.36%  -14.70%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class A was ___% for the quarter ended _________, ____, and the lowest quarterly return was _____% for the quarter ended ________, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was _____. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance for 2003 reflects the strong stock market performance during the period.

                                                                                                    One       Five         Ten
Average Annual Total Return as of December 31, 2003                                                Year       Years       Years
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                          %          %           %
Class A Return After Taxes on Distributions                                                          %          %           %
Class A Return After Taxes on Distributions and the Sale of Class A Shares                           %          %           %
Class B Return Before Taxes                                                                          %          %           %
Class C Return Before Taxes                                                                          %          %           %
Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)                     %          %           %
Lehman Brothers U.S. Government/Credit Index (reflects no deductions for fees, expenses or taxes)    %          %           %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The S&P 500 is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. The Lehman Brothers U.S. Government/Credit Index is a diversified, unmanaged index of corporate and U.S. government bonds. Investors cannot invest directly in an Index. (Source for S&P 500 and Lehman Brothers U.S. Government/Credit Index: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                         Eaton Vance Large-Cap Core Fund


Performance Information. The following bar chart and table provide information about Large-Cap Core Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of domestic equity stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

                    During  the period  from  December  31,  2003,  the  highest quarterly  total return for Class A was ___% for the quarter ended ____,  ___, and the lowest  quarterly  return was ___%
                    for the quarter  ended ____,  ___.  The  year-to-date  total
-----------         return through the end of the most recent  calendar  quarter
   2003            (December 31, 2003 to March 31, 2004) was ____.  Performance
                    is  for  the  stated  time  period   only;   due  to  market
                    volatility, the Fund's current performance may be lower or higher. The Fund's performance for 2003 reflects the strong stock market performance during the period.

                                                                                      One       Five         Ten
Average Annual Total Return as of December 31, 2003                                  Year       Years       Years
---------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                            %          %           %
Class A Return After Taxes on Distributions                                            %          %           %
Class A Return After Taxes on Distributions and the Sale of Class A Shares             %          %           %
Class B Return Before Taxes                                                            %          %           %
Class C Return Before Taxes                                                            %          %           %
Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)       %          %           %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The S&P 500 is a broad-based, unmanaged index of common stocks commonly used as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for S&P 500:
Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        Eaton Vance Large-Cap Value Fund


Performance Information. The following bar chart and table provide information about Large-Cap Value Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of domestic equity stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

  -4.12%  32.76%  20.20%  30.93%  21.81%  3.40%   14.76%  1.73%  -15.78%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class A was _____% for the quarter ended __________, ____, and the lowest quarterly return was _____% for the quarter ended ________, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was _____%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance for 2003 reflects the strong stock market performance during the period.

                                                                                       One          Five           Ten
Average Annual Total Return as of December 31, 2003                                   Year         Years          Years
-----------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                             %            %              %
Class A Return After Taxes on Distributions                                             %            %              %
Class A Return After Taxes on Distributions and the Sale of Class A Shares              %            %              %
Class B Return Before Taxes                                                             %            %              %
Class C Return Before Taxes                                                             %            %              %
Class R Return Before Taxes                                                             %            %              %
Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)           %            %              %
Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)        %            %              %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B, Class C and Class R performance shown above for the period prior to August 17, 1994, November 4, 1994 and August 1, 2003, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B, Class C or Class R shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B, Class C and Class R returns for that period would be lower. The Fund's benchmark is now the Russell 1000 Value Index ("Russell 1000"), a broad-based, unmanaged index of value stocks. The S&P 500, a broad-based, unmanaged index of common stocks is included as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source for Russell 1000 and S&P 500 : Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        Eaton Vance Small-Cap Growth Fund


Performance Information. The following bar chart and table provide information about Small-Cap Growth Fund's performance. The returns in the bar chart are for Class A shares for the calendar years ended December 31, 2003 and do not reflect a sales charges. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

Due to the Fund's relatively small size in 1999, its performance for that year benefited significantly from participation in certain initial public offerings. The Fund's performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower.


   15.16%       109.14%        2.83%        -24.17%       -33.92%
--------------------------------------------------------------------------------
   1998          1999          2000          2001          2002          2003

During the period from December 31, 1997 through December 31, 2003, the highest quarterly total return for Class A was ______% for the quarter ended _________, ____, and the lowest quarterly total return was _____% for the quarter ended
__________, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was ____%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance for 2003 reflects the strong stock market performance during the period.

                                                                                             One          Five         Life of
Average Annual Total Return as of December 31, 2003                                         Year         Years           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                   %            %              %
Class A Return After Taxes on Distributions                                                   %            %              %
Class A Return After Taxes on Distributions and the Sale of Class A Shares                    %            %              %
Class B Return Before Taxes                                                                   %            %              %
Class C Return Before Taxes                                                                   %            %              %
Standard & Poor's SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)     %            %              %
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)                %            %              %


These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. Class B and Class C performance shown above for the period prior to May 7, 2002 and May 3, 2002, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the Classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. Class A commenced operations on January 2, 1997. Life of Fund returns are calculated from January 31, 1997. The S&P 600 is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 Growth Index ("Russell 2000") is an unmanaged market capitalization weighted index of 2,000 small company stocks. The Russell 2000 is included to provide the performance of a larger universe of small-cap growth stocks. Investors cannot invest directly in an Index. (Source for S&P 600 and Russell 2000: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        Eaton Vance Small-Cap Value Fund


Performance Information. The following bar chart and table provide information about Small-Cap Value Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

                    During  the period  from  December  31,  2003,  the  highest quarterly  total return for Class A was ___% for the quarter ended ____,  ___, and the lowest  quarterly  return was ___%
                    for the quarter  ended ____,  ___.  The  year-to-date  total
----------          return through the end of the most recent  calendar  quarter
   2003             (December 31, 2003 to March 31, 2004) was ____.  Performance
                    is  for  the  stated  time  period   only;   due  to  market
                    volatility, the Fund's current performance may be lower or higher. The Fund's performance for 2003 reflects the strong stock market performance during the period.

                                                                                               One       Five         Ten
Average Annual Total Return as of December 31, 2003                                           Year       Years       Years
------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                     %          %           %
Class A Return After Taxes on Distributions                                                     %          %           %
Class A Return After Taxes on Distributions and the Sale of Class A Shares                      %          %           %
Class B Return Before Taxes                                                                     %          %           %
Class C Return Before Taxes                                                                     %          %           %
Standard & Poor's SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)       %          %           %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to July 9, 2002 and July 3, 2002, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 600 is a broad-based, unmanaged market index of 600 small capitalization stocks trading the the U.S. Investors cannot invest directly in an Index. (Source for S&P 600: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                        Eaton Vance Special Equities Fund


Performance Information. The following bar chart and table provide information about Special Equities Fund's performance for each calendar year through December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of two broad-based indices of common stocks of small capitalization companies. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

  -9.60%  23.31%  23.76%  14.18%  15.82%  42.29%  -9.15% -23.83% -32.88%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class A was _____% for the quarter ended _________, ____, and the lowest quarterly return was _____ for the quarter ended ________, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was ____%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance for 2003 reflects the strong stock market performance during the period.

                                                                                             One          Five           Ten
Average Annual Total Return as of December 31, 2003                                         Year         Years          Years
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                   %            %              %
Class A Return After Taxes on Distributions                                                   %            %              %
Class A Return After Taxes on Distributions and the Sale of Class A Shares                    %            %              %
Class B Return Before Taxes                                                                   %            %              %
Class C Return Before Taxes                                                                   %            %              %
Standard & Poor's SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)     %            %              %
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)                %            %              %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Class B and Class C performance shown above for the period prior to August 22, 1994 and November 17, 1994, respectively, is the performance of Class A shares, adjusted for the sales charge that applies to Class B or Class C shares but not adjusted for any other differences in the expenses of the classes. If such an adjustment were made, the Class B and Class C returns for that period would be lower. The S&P 600 is a broad-based, unmanaged market index of 600 small capitalization stocks trading in the U.S. The Russell 2000 is an unmanaged market capitalization weighted index of 2,000 small company stocks. The Russell 2000 is included to provide the performance of a larger universe of small-cap growth stocks. Investors cannot invest directly in an Index. (Source for S&P 600 and Russell 2000: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

                           Eaton Vance Utilities Fund


Performance Information. The following bar chart and table provide information about Utilities Fund's performance for each calendar year ended December 31, 2003. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. The table contains returns for each Class of shares and a comparison to the performance of a broad-based index of certain domestic utilities stocks. Returns for Class A shares in the table are shown before and after the reduction of taxes. Although past performance (both before and after taxes) is no guarantee of future results, this performance information demonstrates the risk that the value of your investment will change.

  -12.28% 27.54%  7.00%   16.18%  23.79%  40.76%  6.48%  -18.93% -12.50%
--------------------------------------------------------------------------------
  1994    1995    1996    1997    1998    1999    2000    2001    2002    2003

During the ten years ended December 31, 2003, the highest quarterly total return for Class A was ____% for the quarter ended __________, ____, and the lowest quarterly return was ____% for the quarter ended _________, ____. The year-to-date total return through the end of the most recent calendar quarter (December 31, 2003 to March 31, 2004) was ____%. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher. The Fund's performance for 2003 reflects the strong stock market performance during the period.

                                                                                             One          Five           Ten
Average Annual Total Return as of December 31, 2003                                         Year         Years          Years
-----------------------------------------------------------------------------------------------------------------------------------
Class A Return Before Taxes                                                                   %            %              %
Class A Return After Taxes on Distributions                                                   %            %              %
Class A Return After Taxes on Distributions and the Sale of Class A Shares                    %            %              %
Class B Return Before Taxes                                                                   %            %              %
Class C Return Before Taxes                                                                   %            %              %
Standard & Poor's 500 Utilities Index (reflects no deductions for fees, expenses or taxes)    %            %              %
Standard & Poor's 500 Index (reflects no deductions for fees, expenses or taxes)              %            %              %

These returns reflect the maximum sales charge for Class A (5.75%) and any applicable CDSC for Class B and Class C. The Fund's benchmark is the Standard & Poor's 500 Utilities Index ("S&P Utilities"), an unmanaged index of certain utilities stocks. The S&P 500 Index ("S&P 500"), a broad-based unmanaged index of common stock, is included as a measure of U.S. stock market performance. Investors cannot invest directly in an Index. (Source of S&P Utilities: Lipper Inc.)

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Fund Fees and Expenses. These tables describe the fees and expenses that you may pay if you buy and hold shares.

Shareholder Fees
(fees paid directly from your investment)             Class A  Class B   Class C
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
  (as a percentage of offering price)                 5.75%    None      None
Maximum Deferred Sales Charge (Load)
  (as a percentage of the lower of
  net asset value at time of purchase
  or time of redemption)                              None     5.00%     1.00%
Maximum Sales Charge (Load) Imposed on
  Reinvested Distributions                            None     None      None
Exchange Fee                                          None     None      None

                                                                                                                           Total
Annual Fund Operating Expenses for Balanced Fund, Large-Cap Core Fund,                                                  Annual Fund
Large-Cap Vale Fund, Small-Cap Value Fund & Special Equities Fund       Management   Distribution and      Other         Operating
(expenses that are deducted from Fund and Portfolio assets)                Fees    Service (12b-1) Fees   Expenses*       Expenses
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                   Class A shares                             0.625%          n/a                %               %
                                Class B shares                             0.625%         1.00%               %               %
                                Class C shares                             0.625%         1.00%               %               %
Large-Cap Core Fund**           Class A shares                             0.800%          n/a                %               %
                                Class B shares                             0.800%         1.00%               %               %
                                Class C shares                             0.800%         1.00%               %               %
Large-Cap Value Fund            Class A shares                             0.625%          n/a                %               %
                                Class B shares                             0.625%         1.00%               %               %
                                Class C shares                             0.625%         1.00%               %               %
                                Class R shares**                           0.625%         0.50%               %               %
Small-Cap Value Fund**          Class A shares                             1.150%          n/a                %               %
                                Class B shares                             1.150%         1.00%               %               %
                                Class C shares                             1.150%         1.00%               %               %
Special Equities Fund           Class A shares                             0.625%          n/a                %               %
                                Class B shares                             0.625%         1.00%               %               %
                                Class C shares                             0.625%         1.00%               %               %

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.
**   Other Expenses is estimated.

Annual Operating Expenses for Small-Cap Growth Fund
(expenses that are deducted from Fund and Portfolio assets)                     Class A        Class B         Class C
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                  0.75%          0.75 %          0.75 %
Distribution and Service (12b-1) Fees                                             n/a           1.00 %          1.00 %
Other Expenses*                                                                      %               %               %
                                                                                 ------         -------         -------
Total Annual Fund Operating Expenses                                                 %               %               %
Expense Reimbursement**                                                            ( %)            ( %)            ( %)
                                                                                 ------         -------         -------
Total Fund Operating Expenses (net waiver)                                       2.00%          2.75 %          2.75 %

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.
** For the fiscal year ending December 31, 2003, the investment adviser and/or administrator will reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 2.00% for Class A shares and 2.75% for Class B and Class C shares. Thereafter, the reimbursement may be changed or terminated at any time.

Annual Operating Expenses for Utilities Fund
(expenses that are deducted from Fund and Portfolio assets)                     Class A        Class B         Class C
----------------------------------------------------------------------------------------------------------------------
Management Fees                                                                  0.75%          0.75 %          0.75%
Distribution and Service (12b-1) Fees                                             n/a           1.00 %          1.00%
Other Expenses*                                                                      %               %              %
                                                                                 ------         -------         -------
Total Annual Fund Operating Expenses                                                 %               %              %
Management Fee Waiver**                                                         (0.10%)         (0.10%)        (0.10%)
                                                                                 ------         -------         -------
Total Fund Operating Expenses (net waiver)                                           %               %              %

* Other Expenses for Class A includes a 0.25% service fee paid pursuant to a Service Plan.
** The investment adviser has agreed to reduce the advisory fee to 0.65% annually on average daily net assets up to $500 million and 0.625% annually on average daily net assets of $500 million and more. The fee declines further on net assets of $1 billion or more. This fee reduction is expected to continue indefinitely.

Example. These Examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. Each Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Each Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                        1 Year          3 Years         5 Years         10 Years
----------------------------------------------------------------------------------------------------------------
Balanced Fund                   Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Large-Cap Core Fund             Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Large-Cap Value Fund            Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
                                Class R shares          $               $               $               $
Small-Cap Growth Fund           Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Small-Cap Value Fund            Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Special Equities Fund           Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Utilities Fund                  Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $

You would pay the following expenses if you did not redeem your shares:

                                                        1 Year          3 Years         5 Years         10 Years
----------------------------------------------------------------------------------------------------------------
Balanced Fund                   Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Large-Cap Core Fund             Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Large-Cap Value Fund            Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
                                Class R shares          $               $               $               $
Small-Cap Growth Fund           Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Small-Cap Value Fund            Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Special Equities Fund           Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $
Utilities Fund                  Class A shares          $               $               $               $
                                Class B shares*         $               $               $               $
                                Class C shares          $               $               $               $

* Reflects the expenses of Class A after eight years because Class B shares generally convert to Class A shares after eight years.

INVESTMENT OBJECTIVES & PRINCIPAL POLICIES AND RISKS

The investment objectives and principal policies and risks of the Funds are set forth below. Each Fund's investment objective may not be changed by the Trustees without shareholder approval. Most of a Fund's investment policies may be changed by the Trustees without shareholder approval. Each Fund currently seeks its investment objective by investing in one or more separate open-end investment companies that have the same objective and policies as the Fund. In the case of a Fund or Portfolio that has a policy of investing at least 80% of its net assets in a particular type of investment (the "80% policy"), the policy will not be changed unless Fund shareholders are given 60 days' advance notice of the change. For purposes of the 80% policy, net assets includes any borrowings for investment purposes.

Balanced Fund. Balanced Fund's investment objective is to provide current income and long-term growth of capital. The Fund currently invests in Capital Growth Portfolio, Large-Cap Value Portfolio and Investment Grade Income Portfolio. Each Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of a Portfolio's assets will be invested in any one industry.

Balanced Fund allocates assets to equity securities by investing in Capital Growth Portfolio and Large-Cap Value Portfolio. Investment in equity securities will generally not exceed 75% nor be less than 25% of the Fund's net assets. The investment objective of Capital Growth Portfolio is to seek growth of capital.

Capital Growth Portfolio invests in a broadly diversified list of seasoned securities representing a number of different industries. Capital Growth Portfolio's portfolio manager places emphasis on equity securities considered to be of high or improving quality. The foregoing policies cannot be changed without shareholder approval. Whether an equity security is of high or improving quality is based upon the investment adviser's judgement of the issuer's current and projected financial performance. In selecting securities, the portfolio manager seeks stocks of growth companies with attractive financial characteristics, reasonable valuations and an identified catalyst for future growth. A portion of Capital Growth Portfolio's assets may consist of unseasoned issuers. Capital Growth Portfolio may invest in pooled investment vehicles, such as exchange-traded funds. When so invested, the Fund will bear its allocable share of expenses of the investment in addition to its allocable share of Portfolio expenses.

The investment objective of Large-Cap Value Portfolio is to seek total return. The investment policies of Large-Cap Value Portfolio are described below under "Large-Cap Value Fund" below.

Balanced Fund also allocates at least 25% of its net assets to fixed-income securities by investing in Investment Grade Income Portfolio, which may include preferred stocks, corporate bonds, U.S. Government securities, money market instruments, mortgage-backed securities (including collateralized mortgage obligations) and asset-backed securities (including collateralized debt obligations). The investment objectives of Investment Grade Income Portfolio are to seek current income and total return. The portfolio manager generally acquires fixed-income securities in order to maintain a reasonable level of current income, or to build or preserve capital. Mortgage-backed and asset-backed securities represent interests in a pool of assets, such as mortgage loans, car receivables or credit card receivables. Under normal circumstances, Investment Grade Income Portfolio will invest at least 80% of its net assets in investment grade securities, which are rated at least BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's") and unrated securities determined by the investment adviser to be of comparable quality. Investment Grade Income Portfolio will limit investment in securities rated below investment grade (i.e., rated below BBB or
Baa) to not more than 5% of Investment Grade Income Portfolio's total assets. Investment Grade Income Portfolio may also invest in repurchase agreements. Balanced Fund may invest significantly in securities issued by various U.S. Government-sponsored entities, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home
Loan Banks. While such issuers may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the United States Treasury.

Balanced Fund invests in three Portfolios in accordance with its investment objective and policies. To determine the exact percentage of the Fund's assets that will be invested from time to time in each Portfolio, the portfolio managers of the Portfolios meet periodically and, taking market and other factors into consideration, agree upon an appropriate allocation. Because breakpoints for the advisory fees paid by the Portfolios differ, there is the potential for a conflict of interest with investment adviser, in that assets could be allocated to a Portfolio for the reason that it has a higher fee at a particular asset level. However, in making allocation determinations, the portfolio managers are expressly forbidden from considering the fee structures of the Portfolios, and must make their determinations only on the basis of the best interests of the Fund and its shareholders. If the portfolio managers of the Portfolios cannot agree upon an allocation, the Chief Investment Officer of the investment adviser will make the allocation determination. The cost for investment services of making allocation determinations is included in the advisory fee charged by each Portfolio, and there is no additional fee charged to the Fund for such services.

Capital Growth Portfolio's and Large-Cap Value Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Large-Cap Core Fund. Large-Cap Core Fund's investment objective is to seek total return. The Fund currently invests in Large-Cap Core Portfolio. Large-Cap Core Portfolio invests in a broadly diversified selection of equity securities, seeking companies with above-average growth and financial strength. Large-Cap
Core Portfolio normally invests at least 80% of its net assets in large-cap companies, which are companies with a market capitalization equal to or greater than the median capitalization of companies included in the S&P 500.

Large-Cap Core Portfolio employs a "growth at a reasonable price" investing style, seeking to acquire growing companies that the portfolio managers believe are reasonably priced in relation to their fundamental value. The portfolio managers may seek to capitalize on market volatility and the actions of short-term investors. Portfolio risk is managed through diversification and by utilizing fundamental analysis of risk/return characteristics in securities selection. Under normal conditions, stocks generally are acquired with the expectation of being held for the long-term, often five years or more. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Large-Cap Core Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Large-Cap Value Fund. Large-Cap Value Fund's investment objective is to seek total return. The Fund currently invests in Large-Cap Value Portfolio. Under normal circumstances, Large-Cap Value Portfolio primarily invests in value stocks of large-cap companies. Value stocks are common stocks that in the opinion of the investment adviser are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the S&P 500. The Portfolio normally invests at least 80% of its net assets in equity securities of large-cap companies.

Large-Cap Value Portfolio primarily invests in dividend-paying stocks. The Portfolio may also invest in convertible debt securities of any credit quality (including securities rated below investment grade). The Fund's ability to distribute income to shareholders, however, depends on the yields available on common stocks and Fund (and class) expenses. If Fund (and class) expenses exceed income, Fund shareholders will not receive distributions. The Portfolio also may invest in non-income producing stocks. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Large-Cap Value Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Small-Cap Growth Fund. Small-Cap Growth Fund's investment objective is to seek long-term capital appreciation. Small-Cap Growth Portfolio invests in a diversified portfolio of publicly traded stocks of small-cap companies that in the opinion of the investment adviser are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The portfolio manager generally considers small-cap companies to be those companies with market capitalizations within the range of capitalizations of companies included in the S&P 600. The Portfolio normally invests at least 80% of its net assets in equity securities of small-cap companies. The Portfolio may also invest in larger companies. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Small-Cap Growth Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Small-Cap Value Fund. Small-Cap Value Fund's investment objective is to seek long-term total return. The Fund currently invests in Small-Cap Value Portfolio. Small-Cap Value Portfolio normally invests primarily in value stocks of small-cap companies. Value stocks are common stocks that in the opinion of the investment adviser are undervalued or inexpensive relative to the overall stock market. Small-cap companies are companies with market capitalizations comparable to those of companies included in the S&P 600. Normally at least 80% of Small-Cap Value Portfolio's net assets will be invested in small-cap companies. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Special Equities Fund. Special Equities Fund's investment objective is to provide growth of capital. The Fund currently invests in Special Equities Portfolio. Special Equities Portfolio invests primarily in common stocks of emerging growth companies. Many emerging growth companies acquired by the Portfolio have market capitalizations comparable to those of companies included in the S&P 600, but the Portfolio may also invest in larger or smaller companies that the investment adviser believes have emerging growth characteristics. Under normal circumstances, Special Equities Portfolio invests at least 80% of its net assets in equity securities. The Portfolio's holdings will represent a number of different sectors and industries, and less than 25% of the Portfolio's total assets will be invested in any one industry.

Special Equities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Utilities Fund. Utilities Fund's investment objective is to seek total return. The amount of income versus capital growth contributing to the Fund's total return will vary. The Fund seeks high total return consistent with prudent management and preservation of capital. The Fund currently invests in Utilities Portfolio. Utilities Portfolio invests principally in dividend-paying common stocks and dividend-paying or interest-bearing securities that are convertible into common stock. Under normal circumstances, Utilities Portfolio invests at least 80% of its net assets in equity securities of utilities. In recent years, dividend payments by certain utilities companies have grown more slowly than in the past (or have been reduced) due, in part, to industry deregulation (increasing price competition) and diversification into less established lines of business with greater capital requirements.

"Utilities" are companies engaged in the manufacture, production, generation, transmission, sale and distribution of water, gas and electric energy, as well as companies engaged in the communications field, including telephone, satellite, cable, mobile communication and electronic communications. A company will be considered to be in the utilities industry if, during the most recent 12-month period, at least 50% of the company's gross revenues, on a consolidated basis, are derived from utilities industries. The Portfolio's policy of concentrating in common stocks of utilities may not be changed without shareholder approval.

When consistent with achieving total return, Utilities Portfolio may invest up to 20% of its net assets in fixed-income securities, including (with respect to up to 10% of its net assets) securities rated BBB by S&P or Baa by Moody's or below and unrated securities determined by the investment adviser to be of comparable quality. The Portfolio may also invest in non-income producing securities.

Utilities Portfolio's annual portfolio turnover rate may exceed 100%. A fund with high turnover (100% or more) may generate more capital gains and pay more brokerage commissions (which reduce return) than a fund with a lower rate. Capital gain distributions will reduce after-tax returns for shareholders holding Fund shares in taxable accounts.

Common Investment Practices. Each Portfolio may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Investment Grade Income Portfolio will only invest in issuers located in developed countries. The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. Foreign investments also could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting and auditing standards, less publicly available financial and other information and potential difficulties in enforcing contractual obligations. These risks can be more significant for companies in less developed countries. As an alternative to holding foreign stocks directly, each Portfolio may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks). Such investments are not subject to a Portfolio's 25% limitation on investing in foreign securities.

Investment Grade Income, Large-Cap Value and Utilities Portfolios may invest a portion of their assets in fixed-income and/ or convertible debt securities that are, at the time of investment, rated Baa or lower by Moody's, or BBB or lower by S&P (so-called "junk bonds"). These securities have speculative characteristics. Also, changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of lower rated securities to make principal and interest payments. Lower rated securities also may be subject to greater price volatility than higher rated obligations. The Portfolios may invest in securities in any rating category, including those in default.

Many small-cap and emerging companies are in the early stages of their development, may be more dependent on fewer products, services or markets, have limited financial resources or may rely upon a limited management group, may lack substantial capital reserves and do not have established performance records. Smaller company stocks frequently have lower trading volume and tend to be more sensitive to changes in earnings projections than stocks of more established companies, making them more volatile and possibly more difficult to value.

Value stocks held by Large-Cap Value Portfolio and Small-Cap Value Portfolio may be undervalued in relation to the overall market due to adverse economic conditions or other near-term difficulties that cause them not to achieve their expected financial potential. Undervaluation may also arise because companies are misunderstood by investors or because they are out of step with favored market themes.

Each Portfolio at times may engage in derivative transactions (such as options, futures contracts and options thereon, forward currency exchange contracts, covered short sales and equity swaps) to protect against stock price, interest rate or currency rate declines, to enhance returns, or as a substitute for the purchase or sale of securities or currencies. The use of derivatives is highly specialized. The built-in leverage inherent to many derivative instruments can result in losses that substantially exceed the initial amount paid or received by the Portfolio. Equity swaps are private contracts in which there is a risk of loss in the event of a counterparty's default. In a covered short sale, the Portfolio may be forced to deliver stock to close a position. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying security or currency. Derivative hedging transactions may not be effective because of imperfect correlations and other factors.

Each Portfolio may not invest more than 15% of its net assets in illiquid securities, which may be difficult to value properly and may involve greater risks. Illiquid securities include those legally restricted as to resale, and may include commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 and securities eligible for resale pursuant to Rule 144A thereunder. Certain Section 4(2) and Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Portfolio illiquidity if eligible buyers become uninterested in purchasing them.

Each Portfolio may borrow amounts up to one-third of the value of its total assets (including borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Fund and, while they are outstanding, would magnify increases or decreases in the value of Fund shares. None of the Portfolios will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets. During unusual market conditions, each Portfolio may temporarily invest up to 100% of its assets in cash or cash equivalents, which may be inconsistent with the Fund's investment objective. A Portfolio might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the Statement of Additional Information. While at times a Portfolio may use alternative investment strategies in an effort to limit losses, it may choose not to do so.

MANAGEMENT AND ORGANIZATION

Management. Each Portfolio's investment adviser is Boston Management and Research ("BMR"), a subsidiary of Eaton Vance Management ("Eaton Vance"), with offices at The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931. Eaton Vance and its subsidiaries currently manage approximately $80 billion on behalf of mutual funds, institutional clients and individuals. The investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities. In return, Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund are authorized to pay Eaton Vance a fee of 0.15% of average daily net assets. For the fiscal year ended December 31, 2003, Eaton Vance waived the full amount of the administrative services fee payable by Small-Cap Growth Fund. For the fiscal year ended December 31, 2003, the administration fee for Small-Cap Value Fund amounted to $___. For the fiscal year ended December 31, 2003, the administration fee for Large-Cap Core Fund amounted to $_____. To reduce the net investment loss of Small-Cap Growth Fund, Small-Cap Value Fund and Large-Cap Core Fund, EVM was allocated $_____, $_____ and $_____, respectively of Small-Cap Growth Fund, Small-Cap Value Fund and Large-Cap Core Fund's operating expenses during the foregoing periods. Eaton Vance does not currently receive a fee for serving as administrator of the other Funds.

Capital Growth Portfolio and Investment Grade Income Portfolio. Under its investment advisory agreement with Capital Growth Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the Portfolio's average daily net assets up to and including $170 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $170 million. Under its investment advisory agreement with Investment Grade Income Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the Portfolio's average daily net assets up to and including

$130 million, and 1/24 of 1% (equivalent to 0.50% annually) of the average daily net assets over $130 million. For the fiscal year ended December 31, 2003, Capital Growth Portfolio and Investment Grade Income Portfolio each paid BMR advisory fees equal to ____% of its average daily net assets.

Arieh Coll is the portfolio manager of Capital Growth Portfolio (since it commenced operations). Mr. Coll has been an Eaton Vance portfolio manager since January 2000 and is Vice President of Eaton Vance and BMR. He also manages other Eaton Vance portfolios. Prior to joining Eaton Vance, Mr. Coll was employed by Fidelity Investments as a portfolio manager and investment analyst.

Elizabeth S. Kenyon is the portfolio manager of Investment Grade Income Portfolio (since November 2001). Ms. Kenyon has been a fixed-income analyst and an institutional portfolio manager at Eaton Vance for more than 5 years, and is a Vice President of Eaton Vance and BMR.

Large-Cap Core Portfolio. Under its investment advisory agreement with Large-Cap Core Portfolio, BMR receives a monthly advisory fee equal to 0.650% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over, the annual fee is reduced. For the fiscal year ended December 31, 2003, Large-Cap Core Portfolio paid BMR advisory fees equal to ____% of its average daily net assets.

Duncan W. Richardson and Lewis R. Piantedosi are the portfolio managers of Large-Cap Core Portfolio (since it commenced operations). Mr. Richardson has been an Eaton Vance portfolio manager for more than 5 years, is Senior Vice President and Chief Equity Investment Officer of Eaton Vance and BMR, and also manages other Eaton Vance portfolios. Mr. Piantedosi is a Vice President of Eaton Vance and BMR (since 2000) and has been an Equity Analyst at Eaton Vance since 1999. Prior to joining Eaton Vance, Mr. Piantedosi was a Partner, Portfolio Manager and Equity Analyst for Freedom Capital Management.

Large-Cap  Value  Portfolio.   Under  its  investment  advisory  agreement  with
Large-Cap Value Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the Portfolio's average daily net assets. For the fiscal year ended December 31, 2003, Large-Cap Value Portfolio paid BMR advisory fees equal to _____% of its average daily net assets.

Michael R. Mach is the portfolio manager of Large-Cap Value Portfolio (since January 2000). Mr. Mach has been an Eaton Vance portfolio manager since January 2000 and is a Vice President of Eaton Vance and BMR. He also manages another Eaton Vance portfolio. Prior to joining Eaton Vance, Mr. Mach was a Managing Director and Senior Analyst for Robertson Stephens.

Small-Cap Growth Portfolio. Under its advisory agreement with Small-Cap Growth Portfolio, BMR receives a monthly advisory fee of 0.0625% (equivalent to 0.75% annually) of the average daily net assets of the Portfolio up to $500 million. The fee is reduced on net assets of $500 million and over. For the fiscal year ended December 31, 2003, Small-Cap Growth Portfolio paid BMR advisory fees equal to ____% of its average daily net assets.

Toni Y. Shimura is the portfolio manager of Small-Cap Growth Portfolio (since June 2003). Ms. Shimura also manages other Eaton Vance portfolios, has been employed by Eaton Vance as a small-cap analyst since January 2003 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Shimura was a Senior Vice President and portfolio manager with Massachusetts Financial Services Company (1993-2002).

Small-Cap Value Portfolio. Under Small-Cap Value Portfolio's investment advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million. On net assets of $500 million and over the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC, a majority-owned subsidiary of Eaton Vance ("Fox"). BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. For the fiscal year ended December 31, 2003, Small-Cap Value Portfolio paid BMR advisory fees equal to ____% of its average daily net assets.

George C. Pierides is the portfolio manager of Small-Cap Value Portfolio (since it commenced operations). He is a Managing Director of Fox, manages other Fox and Eaton Vance investment portfolios and has been employed by Fox for more than 5 years.

Special Equities Portfolio. Under its investment advisory agreement with Special Equities Portfolio, BMR receives a monthly advisory fee of 5/96 of 1% (equivalent to 0.625% annually) of the Portfolio's average daily net assets. For the fiscal year ended December 31, 2003, Special Equities Portfolio paid BMR advisory fees equal to _____% of its average daily net assets.

Toni Y. Shimura is the portfolio manager of Special Equities Portfolio (since June 2003). Ms. Shimura also manages other Eaton Vance portfolios, has been employed by Eaton Vance as a small-cap analyst since January 2003 and is a Vice

President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Shimura was a Senior Vice President and portfolio manager with Massachusetts Financial Services Company (1993-2002).

Utilities Portfolio. Under its investment advisory agreement with Utilities Portfolio, BMR is entitled to receive an advisory fee of 0.75% annually of the average daily net assets of the Portfolio up to $500 million, and 0.6875% annually of the average daily net assets of $500 million and more, which fee is further reduced on assets of $1 billion or more. In February 1997, the Trustees of Utilities Portfolio voted to accept a reduction of BMR's compensation so that the advisory fees paid by Utilities Portfolio during any fiscal year or portion thereof will not exceed on an annual basis 0.65% of average daily net assets up to $500 million and 0.625% on average daily net assets of $500 million and more, which fee declines further on assets of $1 billion or more. For the fiscal year ended December 31, 2003, Utilities Portfolio paid BMR advisory fees equivalent to ____% of its average daily net assets.

Judith A. Saryan is the portfolio  manager of Utilities  Portfolio  (since March
1999). She has been an Eaton Vance portfolio manager since March 1999 and is a Vice President of Eaton Vance and BMR. Prior to joining Eaton Vance, Ms. Saryan was a portfolio manager and equity analyst for State Street Global Advisors.

Eaton Vance also serves as the sub-transfer agent for each Fund. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds.

Organization. Each Fund is a series of Eaton Vance Special Investment Trust, a Massachusetts business trust. Each Fund offers multiple classes of shares. Each Class represents a pro rata interest in the Fund but is subject to different expenses and rights. The Funds do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval). Because a Fund invests in a Portfolio, it may be asked to vote on certain Portfolio matters (such as changes in certain Portfolio investment restrictions). When necessary, a Fund will hold a meeting of its shareholders to consider the Portfolio matter and then vote its interest in the Portfolio in proportion to the votes cast by its shareholders. A Fund can withdraw from a Portfolio at any time.

Because the Funds use this combined prospectus, a Fund could be held liable for a misstatement or omission made about another Fund. The Trust's Trustees considered this risk in approving the use of a combined prospectus.

VALUING SHARES

Each Fund values its shares once each day only when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge for Class A shares), which is derived from Portfolio holdings. Exchange-listed securities are valued at closing sale prices. Most debt securities are valued by an independent pricing service.

The investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable or if events occurring after the close of a securities market and before a Portfolio values its assets would materially affect net asset value. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because foreign securities trade on days when Fund shares are not priced, net asset value can change on days when Fund shares cannot be redeemed.

When purchasing or redeeming Fund shares, your investment dealer must communicate your order to the principal underwriter by a specific time each day in order for the purchase price or the redemption price to be based on that day's net asset value per share. It is the investment dealer's responsibility to transmit orders promptly. Each Fund may accept purchase and redemption orders as of the time of their receipt by certain investment dealers (or their designated intermediaries).

PURCHASING SHARES

How to Purchase Shares. You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800-262-1122. Your initial investment must be at least $1,000. A Fund or your investment dealer must receive your purchase order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) in order for your purchase to be effected at that day's net asset value.

After your initial investment, additional investments in Class A, B and C shares of $50 or more may be made at any time by sending a check payable to the order of the Fund or the transfer agent directly to the transfer agent (see back cover for address). Subsequent purchases of Class R shares may be in any amount. Please include your name and account number and the name of the Fund and Class of shares with each investment.

You may make automatic investments in Class A, B and C shares of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by calling 1-800-262-1122. The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans and for persons affiliated with Eaton Vance and its service providers.

If you purchase shares through an investment dealer (which includes brokers, dealers and other financial institutions), that dealer may charge you a fee for executing the purchase for you. Each Fund may suspend the sale of its shares at any time and any purchase order may be refused.

The Funds are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. Each Fund and its principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

Choosing a Share Class. Each Fund offers different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different sales charges and expenses and will likely have different share prices due to differences in class expenses. In choosing the class of shares that suits your investment needs, you should consider:

     *    how long you expect to own your shares;
     *    how much you intend to invest;
     * the sales charge and total operating expenses associated with owning each class; and
     * whether you qualify for a reduction or waiver of any applicable sales charges (see "Reducing or Eliminating Sales Charges" under "Sales Charges" below).

Each investor's considerations are different. You should speak with your investment dealer to help you decide which class of shares is best for you. Set forth below is a brief description of each class of shares offered by the Funds.

     Class A shares are offered at net asset value plus a front-end sales charge of up to 5.75%. This charge is deducted from the amount you invest. The Class A sales charge is reduced for purchases of $50,000 or more. The sales charge applicable to your purchase may be reduced under the right of accumulation or a statement of intention, which are described in "Reducing Class A Sales Charges" under "Sales Charges" below. Some investors may be eligible to purchase Class A shares at net asset value under certain circumstances, which are also described below. Class A shares pay service fees equal to 0.25% annually of average daily net assets. Returns on Class A shares are generally higher than returns on Class B and Class C shares because Class A has lower annual expenses than those classes.

     Class B shares are offered at net asset value with no front-end sales charge. If you sell your Class B shares within six years of purchase, you generally will be subject to a contingent deferred sales charge or "CDSC". The amount of the CDSC applicable to a redemption of Class B shares decreases over six years, as described in the CDSC schedule in "Contingent Deferred Sales Charge" under "Sales Charges" below. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class B CDSC may be waived (such as in the case of the death of the shareholder). See "CDSC Waivers" under "Sales Charges" below. Class B shares pay distribution fees and service fees equal to 1.00% annually of average daily net assets. Returns on Class B shares are generally lower than returns on Class A shares because Class B has higher annual expenses than Class A. Class B shares automatically convert to Class A shares eight years after purchase. Because the sales charge applicable to Class A shares is reduced for larger purchases and Class A has lower operating expenses, purchasing Class B shares may not be appropriate if you are investing a large amount.

     Class C shares are offered at net asset value with no front-end sales charge. If you sell your Class C shares within one year of purchase, you generally will be subject to a CDSC. The CDSC is deducted from your redemption proceeds. Under certain circumstances, the Class C CDSC may be waived (such as certain redemptions from tax-deferred retirement plan accounts). See "CDSC Waivers" under "Sales Charges" below. Class C shares pay distribution fees and service fees equal to 100% annually of average daily net assets. Returns on Class C shares are generally lower than returns on Class A shares because Class C has higher annual expenses than Class A.

     Class R shares are offered at net asset value with no front-end sales charge to clients of financial intermediaries who charge an advisory, management, consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and to certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Class R shares pay distribution fees and service fees equal to 0.50% annually of average daily net assets. Returns on Class R shares are generally lower than returns on Class A shares because Class R has higher annual expenses than Class A.

SALES CHARGES

Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

                                     Sales Charge                 Sales Charge           Dealer Commission
                                   as Percentage of           as Percentage of Net      as a Percentage of
Amount of Purchase                  Offering Price              Amount Invested           Offering Price
---------------------------------------------------------------------------------------------------------------
Less than $50,000                       5.75%                        6.10%                     5.00%
$50,000 but less than $100,000          4.75%                        4.99%                     4.00%
$100,000 but less than $250,000         3.75%                        3.90%                     3.00%
$250,000 but less than $500,000         3.00%                        3.09%                     2.50%
$500,000 but less than $1,000,000       2.00%                        2.04%                     1.75%
$1,000,000 or more                      0.00*                        0.00*                 See Below

* No sales charge is payable at the time of purchase on investments of $1 million or more. A CDSC of 1.00% will be imposed on such investments (as described below) in the event of r edemptions within 12 months of purchase.


The principal underwriter may pay additional compensation from its own resources to investment dealers in connection with sales promotions sponsored by the principal underwriter or sales programs sponsored by investment dealers.

The principal underwriter will pay an upfront commission to investment dealers on sales of $1 million or more as follows: 1.00% on amounts of $1 million or more but less than $3 million; plus 0.50% on amounts of $3 million or more but less than $5 million; plus 0.25% for any amounts of $5 million or more. Purchases totalling $1 million or more generally will be aggregated over a 12-month period for purposes of determining the amount of the commission to be paid.

For Class A share purchases in a single fund in a single transaction totaling $5 million or more, the principal underwriter will pay investment dealers a fee monthly in arrears based upon the commission rates stated above. Those rates will be applied to the amount originally invested minus any redemptions (as calculated at month end) and will be paid ratably over the first 12 months after the investment is made.

The principal underwriter may also pay commissions of up to 1.00% on sales of Class A shares made at net asset value to certain tax-deferred retirement plans.

Contingent Deferred Sales Charge. Each Class of shares, except Class R shares, is subject to a CDSC on certain redemptions. Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Class C shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. Class B shares are subject to the following CDSC schedule:

Year of Redemption After Purchase  CDSC   The CDSC is based on the lower of the
---------------------------------------   net asset value at the time of
First or Second                     5%    purchase or at the time of redemption.
Third                               4%    Shares acquired through the
Fourth                              3%    reinvestment of distributions are
Fifth                               2%    exempt from the CDSC.  Redemptions are
Sixth                               1%    made first from shares that are not
Seventh or following                0%    subject to a CDSC.


The sales commission payable to investment dealers in connection with sales of Class B and Class C shares is described under "Distribution and Service Fees" below.

Conversion Feature. After eight years, Class B shares will automatically convert to Class A shares. Class B shares acquired through the reinvestment of distributions will convert in proportion to shares not so acquired.

Reducing or Eliminating Sales Charges. Your purchase may be eligible for a reduced sales charge, or the sales charge may be eliminated, under the circumstances described below. Sales charges may also be reduced or eliminated pursuant to the exchange privilege and the reinvestment privilege, when reinvesting distributions, and in connection with redemptions under a withdrawal plan. For more information, see "Shareholder Account Features" below.

Reducing Class A Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Fund at the time you purchase shares that you qualify for such a reduction. If you do not let your investment dealer or the Fund know you are eligible for a reduced sales charge, you may not receive the discount to which you are otherwise entitled.

     Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in a Fund or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $50,000 or more. Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held in trust or fiduciary accounts for the benefit of any of you. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation.

     Under a statement of intention, purchases of $50,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Fund to sell) the full amount indicated in the statement.

Purchasing Class A Shares at Net Asset Value. Class A shares are offered at net asset value to clients of financial intermediaries who charge a fee for their services; accounts affiliated with those financial intermediaries; tax-deferred retirement plans; investment and institutional clients of Eaton Vance; certain persons affiliated with Eaton Vance; and certain Eaton Vance and fund service providers. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See "Shareholder Account Features" for details.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see "Shareholder Account Features") and for Class B, Class C and/or Class R shares, in connection with certain redeptions from tax-deferred retirement plans. The Class B CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

More information about sales charges is available on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Fund shares.

Distribution and Service Fees. Class B and Class C shares have in effect plans under Rule 12b-1 that allow each Fund to pay distribution fees for the sale and distribution of shares (so-called "12b-1 fees"). Class B and Class C shares pay distribution fees to the principal underwriter of 0.75% of average daily net assets annually. Because these fees are paid from Fund assets on an ongoing basis, they will increase your cost over time and may cost you more than paying other types of sales charges. The principal underwriter compensates investment dealers on sales of Class B and Class C shares (except exchange transactions and reinvestments) at a rate of 4% and 1%, respectively, of the purchase price of the shares. After the first year, investment dealers also receive 0.75% of the value of Class C shares in annual distribution fees. All Classes pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the National Association of Securities Dealers, Inc.

Class R shares of Large-Cap Value Fund has in effect a plan under Rule 12b-1 that allows the Fund to pay distribution fees of 0.25% of average daily net assets attributable to Class R for the sale and distribution of Class R shares. Although there is no present intention to do so, Large-Cap Value Fund could pay distribution fees of up to 0.50% annually upon Trustee approval. Class R shares also pay service fees for personal and/or account services equal to 0.25% of average daily net assets annually. After the sale of Class R shares, the principal underwriter typically receives service fees for one year and thereafter investment dealers generally receive them based on the value of shares sold by such dealers.

REDEEMING SHARES

You can redeem shares in any of the following ways:

  By Mail Send your request to the transfer agent along with any certificates and stock powers. The request must be signed exactly as your account is registered and signature guaranteed. You can obtain a signature guarantee at certain banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.

  By Telephone          You can redeem up to $100,000 by calling the transfer
                        agent at 1-800-262-1122 on Monday through Friday, 9:00
                        a.m. to 4:00 p.m. (eastern time). Proceeds of a
                        telephone redemption can be mailed only to the account
                        address.  Shares held by corporations, trusts or certain
                        other entities and shares that are subject to fiduciary
                        arrangements cannot be redeemed by telephone.
  Through an
  Investment Dealer     Your investment dealer is responsible for transmitting
                        the order promptly. An investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received. Your redemption proceeds will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by mail unless you complete the Bank Wire Redemptions section of the account application.

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier's check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

SHAREHOLDER ACCOUNT FEATURES

Once you purchase shares, the transfer agent establishes a Lifetime Investing Account(R) for you. Share certificates are issued only on request.

Distributions. You may have your Fund distributions paid in one of the following ways:

  *Full
   Reinvest
   Option Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.
  *Partial
   Reinvest
   Option Dividends are paid in cash and capital gains are reinvested in additional shares.

  *Cash
   Option      Dividends and capital gains are paid in cash.

  *Exchange
   Option Dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund's prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives and policies carefully.

Information from the Fund. From time to time, you may be mailed the following:

     * Annual and Semiannual Reports, containing performance information and financial statements.
     * Periodic account statements, showing recent activity and total share balance.
     * Form 1099 and tax information needed to prepare your income tax returns.
     *    Proxy materials, in the event a shareholder vote is required.
     *    Special notices about significant events affecting your Fund.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. A minimum account size of $5,000 is required to establish a systematic withdrawal plan. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Tax-Sheltered Retirement Plans. Class A, Class C and Class R shares are available for purchase in connection with certain tax-sheltered retirement plans. Call 1-800-262-1122 for information. Distributions will be invested in additional shares for all tax-sheltered retirement plans.

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund or, in the case of Class B and Class C shares, Eaton Vance Money Market Fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase.

Before exchanging, you should read the prospectus of the new fund carefully. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive 60 days' notice of any material change to the privilege. This privilege may not be used for "market timing". If an account (or group of accounts) makes more than two round-trip exchanges (exchanged from one fund to another and back again) within 12 months, it will be deemed to be market timing. As described under "Purchasing Shares", the exchange privilege may be terminated for market timing accounts or for other reasons.

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of a Fund(or, for Class A shares, in Class A of any other Eaton Vance fund), provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. If you reinvest, you will be sold shares at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Internet. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are tape recorded.

"Street Name" Accounts. If your shares are held in a "street name" account at an investment dealer, that dealer (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments. Because the Fund will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with the Fund. The transfer of shares in a "street name" account to an account with another investment dealer or to an account directly with the Fund involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a "street name" account with an investment dealer, you should determine whether that dealer allows reinvestment of distributions in "street name" accounts.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires each Fund to obtain, verify and record information that identifies each person who opens a Fund account. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver's license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person's account or reporting the matter to the appropriate federal authorities.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122, or write to the transfer agent (see back cover for address).

TAX INFORMATION

Utilities Fund pays dividends monthly, Balanced Fund and Large-Cap Value Fund pay dividends quarterly, and Large-Cap Core Fund, Small-Cap Growth Fund, Small-Cap Value Fund and Special Equities Fund pay dividends annually. Dividends may not be paid if Fund (and Class) expenses exceed Fund income for the period. Different Classes of a Fund will generally distribute different dividend amounts. Each Fund makes distributions of net realized capital gains, if any, at least annually. Distributions of income and net short-term capital gains are taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Over time, distributions by each Fund can generally be expected to include both dividends taxable as ordinary income and capital gain distributions taxable as long-term capital gains. A portion of each Fund's income distributions may be eligible for the dividends-received deduction for corporations. A Fund's distributions will be taxable as described above whether they are paid in cash or reinvested in additional shares.

Investors who purchase shares at a time when a Fund's net asset value reflects gains that are either unrealized or realized but not distributed will pay the full price for the shares and then may receive some portion of the purchase price back as a taxable distribution. Certain distributions paid in January will be taxable to shareholders as if received on December 31 of the prior year. A redemption of Fund shares, including an exchange for shares of another fund, is a taxable transaction.

Each Portfolio's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's income on such securities. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes paid by a Portfolio. In addition, investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

Shareholders should consult with their advisers concerning the applicability of state, local and other taxes to an investment.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand a Fund's financial performance for the periods indicated. Certain information in the tables reflect the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions and not taking into account a sales charge). Information for Balanced Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Special Equities Fund and Utilities Fund has been audited by ________________________, independent accountants. Information for Large-Cap Core Fund and Small-Cap Value Fund has been audited by ______________, independent accountants. The reports of ______________ and _______________ and each Fund's financial statements are incorporated herein by reference and included in the annual report, which is available on request. Small-Cap Growth Fund began offering Class B and Class C shares on May 1, 2002. Prior to that date, Small-Cap Growth Fund offered only Class A shares. Large-Cap Core Fund and Small-Cap Value Fund have offered Class A, Class B and Class C shares since their operations commenced.

[TABLES TO BE PROVIDED]

{LOGO}





More Information
--------------------------------------------------------------------------------

     About the Funds: More information is available in the statement of additional information. The statement of additional information is incorporated by reference into this prospectus. Additional information about each Portfolio's investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the past year. You may obtain free copies of the statement of additional information and the shareholder reports by contacting the principal underwriter:


                         Eaton Vance Distributors, Inc.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 1-800-225-6265
                           website: www.eatonvance.com


     You will find and may copy information about each Fund (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission's public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC's Internet site (http:// www.sec.gov); or, upon payment of copying fees, by writing to the SEC's public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.


     About Shareholder Accounts: You can obtain more information from Eaton Vance Share- holder Services (1-800-262-1122). If you own shares and would like to add to, redeem or change your account, please write or call the transfer agent:
--------------------------------------------------------------------------------
                                    PFPC Inc.
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 1-800-262-1122



The Fund's SEC File No. is 811-1545.                                     COMBEQP



480-5/04                                         (c) 2004 Eaton Vance Management

                                                          STATEMENT OF
                                                          ADDITIONAL INFORMATION

                                                          May 1, 2004


                            Eaton Vance Balanced Fund
                         Eaton Vance Large-Cap Core Fund
                        Eaton Vance Large-Cap Value Fund
                        Eaton Vance Small-Cap Growth Fund
                        Eaton Vance Small-Cap Value Fund
                        Eaton Vance Special Equities Fund
                           Eaton Vance Utilities Fund

                            The Eaton Vance Building
                                255 State Street
                           Boston, Massachusetts 02109
                                 1-800-262-1122


This Statement of Additional Information ("SAI") provides general information about the Funds and their corresponding Portfolios. Each Fund is a series of Eaton Vance Special Investment Trust. Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:



                                  Page                                      Page
Strategies and Risks               2    Purchasing and Redeeming Shares       22
Investment Restrictions            6    Sales Charges                         24
Management and Organization        8    Performance                           26
Investment Advisory and                 Taxes                                 27
  Administrative Services         18    Portfolio Securities
Other Service Providers           21      Transactions                        29
Calculation of Net Asset Value    21    Financial Statements                  31


Appendix A: Class A Fees, Performance and Ownership                           32
Appendix B: Class B Fees, Performance and Ownership                           36
Appendix C: Class C Fees, Performance and Ownership                           40
Appendix D: Class R Fees, Performance and Ownership                           44



Although each Fund offers only its shares of beneficial interest, it is possible that a Fund (or Class) might become liable for a misstatement or omission in this SAI regarding another Fund (or Class) because the Funds use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Funds' prospectus dated May 1, 2004, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-225-6265.

(c) 2004 Eaton Vance Management

The following defined terms may be used herein: "SEC" for the Securities and Exchange Commission; "CFTC" for the Commodities Futures Trading Commission; "Code" for the Internal Revenue Code of 1986, as amended; "1940 Act" for the Investment Company Act of 1940, as amended; and "NASD" for the National Association of Securities Dealers, Inc.


                              STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Equity Investments. Equity investments include common and preferred stocks; equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises; convertible preferred stocks and other convertible debt instruments; and warrants.

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) may be purchased. ADRs, EDRs and GDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Foreign Currency Transactions. The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. A forward contract can then "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the investment adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if the investment adviser determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The credit quality of the unsecured senior debt or the claims-paying ability of the other party thereto must be considered to be investment grade by the investment adviser at the time the swap is entered into. The use of currency swaps is a highly specialized activity which involves special investment techniques and risks. If the investment adviser is incorrect in its forecasts of market value and currency exchange rates, performance will be adversely affected.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Derivative Instruments. Derivative instruments (which are instruments that derive their value from another instrument, security, index or currency) may be purchased or sold to enhance return (which may be considered speculative), to hedge against fluctuations in securities prices, interest rates, market conditions or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. Such transactions may be in the U.S. or abroad and may include the purchase or sale of futures contracts on securities, securities and other indices, other financial instruments or currencies; options on futures contracts and stock index futures, exchange-traded and over-the-counter ("OTC") options on securities, indices or currencies; the purchase of put options and the sale of call options on securities held, equity swaps; and the purchase and sale of currency futures and forward foreign currency exchange contracts.

Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments' prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. The loss on derivative instruments (other than purchased options) may substantially exceed a Portfolio's initial investment in these instruments. In addition, a Portfolio may lose the entire premium paid for purchased options before they can be profitably exercised. Transaction costs are incurred in opening and closing positions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility. Leverage enhances a Portfolio's exposure to the price volatility of derivative instruments it holds. A Portfolio's success in using derivative instruments to hedge portfolio assets depends on the degree of price correlation between the derivative instruments and the hedged asset. Imperfect correlation may be caused by several factors, including temporary price disparities among the trading markets for the derivative instrument, the assets underlying the derivative instrument and a Portfolio's assets. OTC derivative instruments involve an enhanced risk that the issuer or counterparty will fail to perform its contractual obligations. Some derivative instruments are not readily marketable or may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in an exchange-traded derivative instrument, which may make the contract temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Portfolio from closing out positions and limiting its losses. The use of derivatives is a highly specialized activity that involve skills different from conducting ordinary portfolio securities transactions. The staff of the SEC takes the position that certain purchased OTC options, and assets used as cover for written OTC options, are illiquid. The ability to terminate OTC derivative instruments may depend on the cooperation of the counterparties to such contracts. For thinly traded derivative instruments, the only source of price quotations may be the selling dealer or counterparty. In addition, certain provisions of the Code limit the use of derivative instruments. Each Portfolio has claimed an exclusion from the definition of a Commodity Pool Operator ("CPO") under the Commodity Exchange Act and therefore is not subject to registration as a CPO. There can be no assurance that a Portfolio's use of derivative instruments will be advantageous.

Foreign exchange traded futures contracts and options thereon may be used only if the investment adviser determines that trading on such foreign exchange does not entail risks, including credit and liquidity risks, that are materially greater than the risks associated with trading on CFTC-regulated exchanges.


A put option on a security may be written only if the investment adviser intends to acquire the security. Credit exposure on equity swaps to any one counterparty will be limited to 5% or less of net assets. Call options written on securities will be covered by ownership of the securities subject to the call option or an offsetting option.


Asset Coverage. To the extent required by SEC guidelines, each Portfolio will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting ("covered") position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts. Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Value Portfolio and Utilities Portfolio may invest in real estate investment trusts ("REITs"), and therefore, are subject to the special risks associated with the real estate industry and market to the extent a Portfolio invests in REITs. Securities of companies in the real estate industry such as REITs are sensitive to factors such as changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Companies in the real estate industry may also be subject to liabilities under environmental and hazardous waste laws, among others. Changes in underlying real estate values may have an exaggerated effect to the extent that REITs concentrate investments in particular geographic regions or property types. Investments in REITs may also be adversely affected by rising interest rates.

By investing in REITs indirectly through a Portfolio, the Fund will bear REIT expenses in addition to Portfolio expenses.

Mortgage-Backed and Asset-Backed Securities. While it is not possible to accurately predict the life of a particular issue of a mortgage-backed security, the actual life of any such security is likely to be substantially less than the average maturity of the mortgage pool underlying the security. This is because unscheduled early prepayments of principal on a mortgage-backed security will result from the prepayment, refinancing or foreclosure of the underlying loans in the mortgage pool. The monthly payments (which may include unscheduled prepayments) on such a security may be able to be reinvested only at a lower rate of interest. Because of the regular scheduled payments of principal and the early unscheduled prepayments of principal, this type of security is less effective than other types of obligations as a means of "locking-in" attractive long-term interest rates. As a result, this type of security may have less potential for capital appreciation during periods of declining interest rates than other U.S. Government securities of comparable maturities, although many issues of mortgage-backed securities may have a comparable risk of decline in market value during periods of rising interest rates. If such a security has been purchased at a premium above its par value, both a scheduled payment of principal and an unscheduled prepayment of principal, which would be made at par, will accelerate the realization of a loss equal to that portion of the premium applicable to the payment or prepayment and will reduce performance. If such a security has been purchased at a discount from its par value, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current yield and total returns and will accelerate the recognition of income, which when distributed to Fund shareholders, will be taxable as ordinary income. While asset-backed securities are also susceptible to prepayment risk, the collateral supporting asset-backed securities is generally of shorter maturity than mortgage loans and is less likely to experience substantial unscheduled prepayments. However, the collateral securing such securities may be more difficult to liquidate than mortgage loans. Moreover, issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default.

Collateralized mortgage obligations ("CMOs") are issued in two or more classes or series with varying maturities and stated rates of interest determined by the issuer. The key feature of the CMO structure is the prioritization of the cash flows from a pool of mortgages among the several classes of CMO holders, thereby creating a series of obligations with varying rates and maturities appealing to a wide range of investors. CMOs generally are secured by an assignment to a trustee under the indenture pursuant to which the bonds are issued of collateral consisting of a pool of mortgages. Payments with respect to the underlying mortgages generally are made to the trustee under the indenture. Payments of principal and interest on the underlying mortgages are not passed through to the holders of the CMOs as such (that is, the character of payments of principal and interest is not passed through and therefore payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages do not necessarily constitute income and return of capital, respectively, to such holders), but such payments are dedicated to payment of interest on and repayment of principal of the CMOs. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. Because the interest and principal payments on the underlying mortgages are not passed through to holders of CMOs, CMOs of varying maturities may be secured by the same pool of mortgages, the payments on which are used to pay interest to each class and to retire successive maturities in sequence. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to maturity. Therefore, although in most cases the issuer of CMOs will not supply additional collateral in the event of such prepayments, there will be sufficient collateral to secure CMOs that remain outstanding.

When-Issued Securities. Each Portfolio may purchase debt securities on a when-issued basis; that is delivery and payment for the securities normally take place up to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Portfolio enters into the purchase commitment. Securities purchased on a when-issued basis are subject to changes in value. Therefore, to the extent that a Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Portfolio's net asset value than if it solely set aside cash to pay for when-issued securities.

Short Sales. Each Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver appreciated stock to close the position if the borrowed stock is called in by the lender. These transactions may also require the current recognition of taxable gain under certain tax rules applicable to constructive sales. Each Portfolio expects normally to close its short sales against-the-box by delivering newly-acquired stock.

Fixed-Income Securities. Each Portfolio may purchase fixed-income securities. Fixed-income securities include bonds, debentures, notes and other types of debt securities (such as collateralized mortgage obligations, mortgage-backed securities and other asset-backed and collateralized obligations). In the case of Investment Grade Income Portfolio, fixed-income securities may also include preferred stocks and convertible debt securities. During an economic downturn, the ability of issuers to service their debt may be impaired. In the case of a default, a Portfolio may retain a defaulted security when the investment adviser deems it advisable to do so. In the case of a defaulted obligation, a Portfolio may incur additional expense seeking recovery of an investment that is in default.

While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer's inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements (the purchase of a security coupled with an agreement to resell at a higher price) with respect to its permitted investments. In the event of the bankruptcy of the other party to a repurchase agreement, a Portfolio might experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities the Portfolio purchased may have decreased, the Portfolio could experience a loss. Repurchase agreements which mature in more than seven days will be treated as illiquid. A Portfolio's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the agreement, and will be marked to market daily.

Other Investment Companies. Each Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of purchase, in the securities of other investment companies unaffiliated with the investment adviser. Each Portfolio will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests in addition to the advisory fee paid by the Portfolio.

Lending Portfolio Securities. Each Portfolio may lend up to one-third of the value of its total assets (including borrowings) or such other amount as is permitted under relevant law. Each Portfolio may seek to earn income by lending portfolio securities to broker-dealers or other institutional borrowers. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. In the judgment of the investment adviser the loans will be made only to organizations whose credit quality or claims paying ability is considered to be at least investment grade and when the expected returns, net of administrative expenses and any finders' fees, justify the attendant risk. Securities loans currently are required to be secured continuously by collateral in cash, cash equivalents (such as money market instruments) or other liquid securities held by the custodian and maintained in an amount at least equal to the market value of the securities loaned. The financial condition of the borrower will be monitored by the investment adviser or sub-adviser. Distributions of any income realized from securities loans will be taxable as ordinary income.

Temporary Investments. Each Portfolio may invest temporarily in cash or cash equivalents. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. Investment Grade Income Portfolio may also invest in such instruments in pursuit of its objective.

Portfolio Turnover. While it is not the policy of each Portfolio to purchase securities with a view to short-term profits, each Portfolio will dispose of securities without regard to the time they have been held if such action seems advisable. Investment Grade Income Portfolio anticipates that under normal market conditions, its annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of Capital Growth Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Special Equities Portfolio and Utilities Portfolio has exceeded and\or may exceed 100% (200% in the case of Capital Growth Portfolio and Small-Cap Growth Portfolio). A high turnover rate (100% or more) necessarily involves greater expenses to a Fund and may result in a realization of net short-term capital gains. During the fiscal year ended December 31, 2003, the portfolio turnover rate of Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Core Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio, Small-Cap Value Portfolio, Special Equities Portfolio and Utilities Portfolio was ___%, ___%, ___%, ___%, ___%, ___%, ___% and ___%, respectively. The increase in the portfolio turnover rate of Large-Cap Value Portfolio, Small-Cap Growth Portfolio and Special Equities Portfolio for the fiscal year ended December 31, 2003 resulted from increased volatility in the equity markets and/or modification of sector weightings during the year.

                             INVESTMENT RESTRICTIONS

The following investment restrictions of each Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Fund's outstanding voting securities, which as used in this SAI means the lesser of (a) 67% of the shares of a Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting or (b) more than 50% of the outstanding shares of a Fund. Accordingly, each Fund may not:

     (1) With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;
     (2) Borrow money or issue senior securities, except as permitted by the 1940 Act; or
     (3) Make loans to any person except by (a) the acquisition of debt securities and making portfolio investments, (b) entering into repurchase agreements or (c) lending portfolio securities.

In addition, Balanced Fund, Large-Cap Value Fund, Small-Cap Growth Fund, Special Equities Fund and Utilities Fund may not:

     (4) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
     (5) Invest in real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate); or
     (6) Invest in commodities (in the case of Small-Cap Growth Fund) or physical commodities (in the case of Balanced Fund, Large-Cap Value Fund, Special Equities Fund and Utilities Fund) or commodity contracts for the purchase and sale of physical commodities.

In addition, Balanced Fund may not:

     (7) Invest 25% or more of the value of its total assets at the time of acquisition in any one industry with public utility companies (being electric utility companies, natural gas producing companies, transmission companies, telephone companies, and water works companies) being considered separate industries.

In addition, Large-Cap Value Fund, Small-Cap Growth Fund and Special Equities Fund may not:

     (8)  Underwrite securities of other issuers.

In addition, Large-Cap Value Fund and Special Equities Fund may not:

     (9) Concentrate 25% or more of its assets in any one industry (provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).

In addition, Utilities Fund may not:

     (10) Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the Securities Act of 1933; or

     (11) Make an investment in any one industry if such investment would cause investments in such industry to equal or exceed 25% of the Fund's total assets (taken at market value) except that the Fund will concentrate at least 25% of its investments in utility stocks (as described in the prospectus).

In addition, Small-Cap Growth Fund may not:

     (12) Invest 25% or more of its assets in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in securities of companies in any one industry (although more than 25% may be invested in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

In addition, Large-Cap Core Fund and Small-Cap Value Fund may not:

     (13) Purchase any securities or evidences of interest therein on "margin," that is to say in a transaction in which it has borrowed all or a portion of the purchase price and pledged the purchased securities or evidences of interest therein as collateral for the amount so borrowed;
     (14) Engage in the underwriting of securities;
     (15) Buy or sell real estate (although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate), commodities or commodity contracts for the purchase or sale of physical commodities; or
     (16) Concentrate its investments in any particular industry, but, if deemed appropriate for the Fund's objective, up to (but less than) 25% of the value of its assets may be invested in any one industry.

In connection with Restriction (2) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company's total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money, except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Fund, a Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund; and Balanced Fund may invest in two or more open-end management investment companies which together have substantially the same investment objectives, policies and restrictions as the Fund. In addition, Balanced Fund and its corresponding Portfolios may not underwrite securities of other issuers.

Each Portfolio has adopted substantially the same fundamental investment restrictions as the foregoing investment restrictions adopted by each Fund; such restrictions cannot be changed without the approval of a "majority of the outstanding voting securities" of a Portfolio.

The following nonfundamental investment policies have been adopted by each Fund and Portfolio. They may be changed by the Trustees with respect to a Fund without approval by the Fund's shareholders or, with respect to a Portfolio, without approval of the Fund or its other investors. Each Fund and Portfolio will not:

     * make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or
          (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
     * invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of a Fund's or a Portfolio's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances, or any subsequent rating change below investment grade made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Fund or a Portfolio, as the case may be, to dispose of such security or other asset. However, a Fund and Portfolio must always be in compliance with the borrowing policy and limiting on investing in illiquid securities set forth above.

                           MANAGEMENT AND ORGANIZATION


Fund Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees of each Portfolio are responsible for the overall management and supervision of the affairs of the Portfolios. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolios, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance Inc. and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. EVD is the principal underwriter of each Fund.

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth      the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------- ------------------  ------------------------------  --------------------  -------------------
Interested Trustees
JESSICA M. BIBLIOWICZ   Trustee        Trustee of the      Chairman, President and Chief        193              Director of
11/28/59                               Trust since         Executive Officer of National                         National Financial
                                       1998; of            Financial Partners (financial                         Partners
                                       Large-Cap           services company) (since April
                                       Core and            1999). President and Chief
                                       Small-Cap           Operating Officer of John A.
                                       Value               Levin & Co. (registered investment
                                       Portfolios          adviser) (July 1997 to April 1999)
                                       since 2002,         and a Director of Baker, Fentress
                                       of Capital          & Company, which owns John A. Levin
                                       Growth,             & Co. (July 1997 to April 1999).
                                       Investment          Ms. Bibliowicz is an interested
                                       Grade Income        person because of her affiliation
                                       and Small-Cap       with a brokerage firm.
                                       Growth
                                       Portfolios
                                       since 2000,
                                       of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities
                                       Portfolios
                                       since 1998

                                       8

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth      the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------- ------------------  ------------------------------  --------------------  -------------------
JAMES B. HAWKES         Trustee        Trustee of the      Chairman, President and Chief        195              Director of EVC
11/9/41                                Trust since         Executive Officer of BMR,
                                       1989;               Eaton Vance, EVC and EV;
                                       President and       Director of EV; Vice President
                                       Trustee of          and Director of EVD. Trustee
                                       Small-Cap           and/or officer of 195
                                       Value Portfolio     registered investment
                                       since 2002;         companies in the Eaton Vance
                                       Trustee of          Fund Complex. Mr. Hawkes is an
                                       Large-Cap           interested person because of
                                       Core Portfolio      his positions with BMR, Eaton
                                       since 2002;         Vance, EVC and EV, which are
                                       Trustee of          affiliates of the Trust and
                                       Capital             Portfolio.
                                       Growth,
                                       Investment
                                       Grade Income
                                       and Small-Cap
                                       Growth
                                       Portfolios
                                       since 2000,
                                       of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities
                                       Portfolios
                                       since 1992

Noninterested Trustees
SAMUEL L. HAYES, III    Trustee        Trustee of the      Jacob H. Schiff Professor of         195              Director of Tiffany
2/23/35                                Trust since         Investment Banking Emeritus,                          & Co. (specialty
                                       1989; of            Harvard University Graduate                           retailer) and
                                       Large-Cap           School of Business Administration.                    Telect, Inc.
                                       Core and                                                                  (telecommunication
                                       Small-Cap                                                                 services company)
                                       Value
                                       Portfolios
                                       since 2002,
                                       of Capital
                                       Growth,
                                       Investment
                                       Grade Income
                                       and Small-Cap
                                       Growth
                                       Portfolios
                                       since 2000,
                                       of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities
                                       Portfolios
                                       since 1992

WILLIAM H. PARK         Trustee        Since 2003          President and Chief Executive        192              None
9/19/47                                                    Officer, Prizm Capital Management,
                                                           LLC (investment management firm)
                                                           (since 2002).  Executive Vice
                                                           President and Chief Financial
                                                           Officer, United Asset Management
                                                           Corporation (a holding company
                                                           owning institutional investment
                                                           management firms) (1982-2001).

RONALD A. PEARLMAN      Trustee        Since 2003          Professor of Law, Georgetown         192              None
7/10/40                                                    University Law Center (since
                                                           1999). Tax Partner, Covington
                                                           & Burling, Washington, DC
                                                           (1991-2000).

                                       9

                                                                                          Number of Portfolios
                                                                                             in Fund Complex
Name and             Position(s) with  Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth      the Trust/Portfolio Length of Service          Past Five Years              Trustee(1)               Held
-------------      ------------------- ------------------  ------------------------------  --------------------  -------------------
NORTON H. REAMER        Trustee        Trustee of the      President, Chief Executive           195              None
9/21/35                                Trust since         Officer and a Director of
                                       1989; of            Asset Management Finance
                                       Large-Cap           Corp. (a specialty finance
                                       Core and            company serving the investment
                                       Small-Cap           management industry) (since
                                       Value Portfolio     October 2003). President,
                                       since 2002,         Unicorn Corporation (an
                                       of Capital          investment and financial
                                       Growth,             advisory services company)
                                       Investment          (since September 2000).
                                       Grade Income        Formerly, Chairman, Hellman,
                                       and Small-Cap       Jordan Management Co., Inc.
                                       Growth              (an investment management
                                       Portfolios          company) (2000-2003).
                                       since 2000,         Formerly, Advisory Director
                                       of Large-Cap        of Berkshire Capital Corporation
                                       Value, Special      (investment banking firm) (2002-
                                       Equities and        2003). Formerly, Chairman of the
                                       Utilities           Board, United Asset Management
                                       Portfolios          Corporation (a holding company
                                       since 1993          owning institutional investment
                                                           management firms) and Chairman,
                                                           President and Director, UAM Funds
                                                           (mutual funds) (1980-2000).

LYNN A. STOUT           Trustee        Trustee of the      Professor of Law, University of      195              None
9/14/57                                Trust since         California at Los Angeles School
                                       1998; of            of Law (since July 2001). Formerly,
                                       Large-Cap           Professor of Law, Georgetown
                                       Core and            University Law Center.
                                       Small-Cap
                                       Value
                                       Portfolios
                                       since 2002,
                                       of Capital
                                       Growth,
                                       Investment
                                       Grade Income
                                       and Small-Cap
                                       Growth
                                       Portfolios
                                       since 2000,
                                       of Large-Cap
                                       Value, Special
                                       Equities and
                                       Utilities
                                       Portfolios
                                       since 1998

(1)  Includes both master and feeder funds in a master-feeder structure.


Principal Officers who are not Trustees

Name and              Position(s) with the          Term of Office and
Date of Birth            Trust/Portfolio            Length of Service           Principal Occupation(s) During Past Five Years
-------------         --------------------          ------------------          ----------------------------------------------

MICHELLE A. ALEXANDER    Treasurer of                   Since 2002              Vice President of Eaton Vance and BMR. Chief
8/25/69                  Large-Cap Core                                         Financial Officer of Belair Capital Fund LLC,
                         Portfolio                                              Belcrest Capital Fund LLC, Belmar Capital Fund LLC,
                                                                                Belport Capital Fund LLC and Belrose Capital Fund
                                                                                LLC (private investment companies sponsored by EVM)
                                                                                Officer of 84 registered investment companies
                                                                                managed by Eaton Vance or BMR.

KRISTIN S. ANAGNOST      Treasurer of                   Since 2002*             Assistant Vice President of Eaton Vance and BMR.
6/12/65                  Special Equities                                       Officer of 109 registered investment companies
                         Portfolio                                              managed by Eaton Vance or BMR.

                                       10

WILLIAM J. AUSTIN, JR.  Treasurer of                    Since 2002*             Assistant Vice President of Eaton Vance and BMR.
12/27/51                Capital Growth,                                         Officer of 58 registered investment companies
                        Investment Grade                                        managed by Eaton Vance or BMR.
                        Income, Large-Cap
                        Value, Small-Cap
                        Growth and Utilities
                        Portfolios

BARBARA E. CAMPBELL     Treasurer of Small-Cap          Since 2002              Vice President of Eaton Vance and BMR. Officer of
6/19/57                 Value Portfolio                                         194 registered investment companies managed by
                                                                                Eaton Vance or BMR.

ARIEH COLL              Vice President of               Since 2000              Vice President of Eaton Vance and BMR. Previously,
11/9/63                 Capital Growth Portfolio                                Portfolio Manager and Investment Analyst for
                                                                                Fidelity Investments (1989-1999). Officer of 4
                                                                                registered investment companies managed by
                                                                                Eaton Vance or BMR.

ALAN R. DYNNER          Secretary                       For the Trust and       Vice President, Secretary and Chief Legal Officer of
10/10/40                                                Large-Cap Value,        BMR, Eaton Vance, EVD, EV and EVC. Officer of 195
                                                        Special Equities and    registered investment companies managed by Eaton
                                                        Utilities Portfolios    Vance or BMR.
                                                        since 1997, for Capital
                                                        Growth, Investment
                                                        Grade Income and
                                                        Small-Cap Growth
                                                        Portfolios since 2000,
                                                        and for Large-Cap Core
                                                        and Small-Cap Value
                                                        Portfolios since 2002

THOMAS E. FAUST JR.     President of the Trust;         Since 2002              Executive Vice President of Eaton Vance, BMR, EVC
5/31/58                 Vice President of                                       and EV. Chief Investment Officer of Eaton Vance and
                        Small-Cap Value Portfolio                               BMR and Director of EVC. Chief Executive Officer of
                                                                                Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by Eaton Vance). Officer of 54
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

ELIZABETH S. KENYON     President of Investment         Since 2002*             Vice President of Eaton Vance and BMR. Officer of 2
9/8/59                  Grade Income Portfolio                                  registered investment companies managed by Eaton
                                                                                Vance or BMR.

DUKE E. LAFLAMME        Vice President of the Trust     Since 2001              Vice President of Eaton Vance and BMR. Officer of
7/8/69                                                                          11 registered investment companies managed by
                                                                                Eaton Vance or BMR.

THOMAS H. LUSTER        Vice President of the Trust;    Since 2002              Vice President of Eaton Vance and BMR. Officer of
4/8/62                  Vice President of Investment                            13 registered investment companies managed by
                        Grade Income Portfolio                                  Eaton Vance or BMR.

MICHAEL R. MACH         Vice President of Large-Cap     Since 1999              Vice President of Eaton Vance and BMR. Previously,
7/15/47                 Value Portfolio                                         Managing Director and Senior Analyst for Robertson
                                                                                Stephens (1998-1999). Officer of 24 registered
                                                                                investment companies managed by Eaton Vance or BMR.

JAMES L. O'CONNOR       Treasurer of the Trust          Since 1989              Vice President of BMR, Eaton Vance and EVD. Officer
4/1/45                                                                          of 117 registered investment companies managed by
                                                                                Eaton Vance or BMR.

LEWIS R. PIANTEDOSI     Vice President of               Since 2002              Vice President of Eaton Vance and BMR. Equity
8/10/65                 Large-Cap Core Portfolio                                Analyst at Eaton Vance since May 1999. Previously,
                                                                                Partner, Portfolio Manager and Equity Analyst for
                                                                                Freedom Capital Management (1996-1999). Officer of
                                                                                1 registered investment company managed by Eaton
                                                                                Vance or BMR.

GEORGE C. PIERIDES      Vice President of               Since 2002              Managing Director of Fox Asset Management LLC
12/16/57                Small-Cap Value Portfolio                               ("Fox"). Officer of 2 registered investment
                                                                                companies managed by Eaton Vance or BMR.

DUNCAN W. RICHARDSON    President of Capital Growth,    Since 2002              Senior Vice President and Chief Equity Investment
10/26/57                Large-Cap Core, Large-Cap                               Officer of Eaton Vance and BMR. Officer of 42
                        Value, Small-Cap Growth,                                registered investment companies managed by Eaton
                        Special Equities and                                    Vance or BMR.
                        Utilities Portfolios

JUDITH A. SARYAN        Vice President of               Since 1999              Vice President of Eaton Vance and BMR. Previously,
8/21/54                 Utilities Portfolio                                     Portfolio Manager and Equity Analyst for State
                                                                                Street Global Advisors (1980-1999). Officer of 23
                                                                                registered investment companies managed by Eaton
                                                                                Vance or BMR.

                                       11

TONI Y. SHIMURA         Vice President of Small-Cap     Since 2003              Vice President of Eaton Vance and BMR. Previously,
2/3/52                  Growth Portfolio and Special                            Senior Vice President and Portfolio Manager with
                        Equities Portfolio                                      Massachusetts Financial Services Company (1993-
                                                                                2002). Officer of 3 registered investment companies
                                                                                managed by Eaton Vance or BMR.

* Prior to 2002, Ms. Anagnost served as Assistant Treasurer of Special Equities Portfolio since 1998, Mr. Austin served as Assistant Treasurer of Capital Growth, Investment Grade Income and Small-Cap Growth Portfolios since 2000, and of Large-Cap Value and Utilities Portfolios since 1993, and Ms. Kenyon served as Vice President of Investment Grade Income Portfolio since 2001.

The Board of Trustees of the Trust and the Portfolios have several standing Committees including the Governance Committee, the Audit Committee and the Special Committee. The Governance and Audit Committees are each comprised of only noninterested Trustees. The Special Committee is comprised of five noninterested Trustees and one interested Trustee. The Contract Review Subcommittee of the Special Committee is comprised of only noninterested Trustees.

The Governance Committee of the Board of Trustees of the Trust and the Portfolios is comprised of the noninterested Trustees. Ms. Stout currently serves as chairperson of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and the compensation of noninterested Trustees. The Governance Committee was previously named the Nominating Committee; its name was changed and a new charter adopted in March 2003. The Governance Committee's charter was revised again in February 2004. The Nominating Committee's purpose was to recommend to the Board nominees for the position of noninterested Trustee and to assure that at least a majority of the Board of Trustees was comprised of noninterested Trustees. During the fiscal year ended December 31, 2003, the Governance Committee (and its predecessor Committee) convened five times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted to the Governance Committee, contains sufficient background information concerning the candidate and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Hayes, Park and Ms. Stout are members of the Audit Committee of the Board of Trustees of the Trust and the Portfolios. The Board of Trustees has designated Messrs. Hayes, Park and Reamer, each a noninterested Trustee, as audit committee financial experts. The Audit Committee's functions include (i) overseeing each Fund's accounting and financial reporting policies and practices, its internal audit controls and procedures, the internal controls of certain service providers, as appropriate, and the quality and integrity of each Fund and Portfolio's financial statements and independent audit thereof;
(ii) approving the selection, evaluation and, when appropriate, replacement of each Fund and Portfolio's independent auditors; and (iii) evaluating the qualification, independence, and performance of each Fund and Portfolio's independent auditors. During the fiscal year ended December 31, 2003, the Audit Committee convened three times.

Messrs. Hayes (Chair), Park, Pearlman and Reamer are currently members of the Special Committee of the Board of Trustees of the Trust and the Portfolios. Prior to February 9, 2004, the Special Committee's members were Messrs. Hayes (Chairman), Park, Pearlman and Reamer. Prior to February 9, 2004, the purpose of the Special Committee was to consider, evaluate and make recommendations to the full Board of Trustees concerning (i) all contractual arrangements with service providers to the Trust and the Portfolios, including investment advisory (Portfolio only), administrative, transfer agency, custodial and fund accounting and distribution services, and (ii) all other matters in which Eaton Vance or its affiliates has any actual or potential conflict of interest with the Funds, Portfolios or investors therein. On February 9, 2004, the Special Committee adopted a new charter and expanded its membership to include Ms. Bibliowicz and Ms. Stout. Under its new charter, the purposes of the Special Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Funds and Portfolios, including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any of the Funds and Portfolios's service providers (including Eaton Vance or any affiliated entity thereof) has an actual or potential conflict of interest with the interests of the Funds, Portfolios or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Funds and Portfolios. In addition, pursuant to its revised charter, the Special Committee established a Contract Review Subcommittee having the following duties and powers:

     * To request and evaluate, not less frequently than annually, such information as may reasonably be necessary to allow the Subcommittee to evaluate the terms of each: (a) proposed new or amended or existing contracts for the provision of services by any investment adviser, sub-adviser, underwriter, administrator and any affiliate of the foregoing; and (b) plan of distribution pursuant to Rule 12b-1 under the 1940 Act.

     * To make recommendations, not less frequently than annually, to the Board of Trustees with respect to the continuation, modification or termination of all such service contracts and 12b-1 plans.
     * To consider and recommend criteria to govern the allocation of expenses among funds and between funds and their service providers; and to review the allocation of actual expenses on the basis of such criteria.
     * To review and approve the terms and amount of joint directors' and officers' errors and omissions insurance coverage with respect to the Funds and Portfolios, including the criteria by which the premium payable under any such policies shall be allocated among funds and other parties insured thereunder.
     * To consider and make recommendations to the Board of Trustees with respect to all matters involving an actual or potential conflict of interest between the interests of Eaton Vance or any of its affiliated companies, on the one hand, and the Funds and Portfolios, on the other hand.
     * To make recommendations to the Board of Trustees with respect to any other matter appropriate for review by those Trustees who are not "interested persons" of the Trust and the Portfolios or of the investment adviser or sub-adviser, unless the matter is within the responsibilities of the Audit Committee or the Governance Committee of the Trust and the Portfolios.
     * To act on such other matters as may be delegated to the Subcommittee by the Special Committee from time to time.

The members of the Contract Review Subcommittee are Messrs. Hayes (Chairman), Park, Pearlman and Reamer. During the fiscal year ended December 31, 2003, the Special Committee convened five times.

In considering the renewal of the investment advisory agreement(s) between the Portfolios and the investment adviser, the Special Committee considered, among other things, the following:


     *    An independent report comparing fees (in the case of a renewal);
     * Information on the investment performance (in the case of a renewal), the relevant peer group(s) of funds and appropriate indices;
     * Sales and redemption data in respect of the Fund (in the case of a renewal);
     * The economic outlook and the general investment outlook in the relevant investment markets;
     * Eaton Vance's results and financial condition and the overall organization of the investment adviser;
     *    Arrangements regarding the distribution of Fund shares;
     *    The procedures used to determine the fair value of each Fund's assets;

     * The allocation of brokerage, including allocations to soft dollar brokerage and allocations to firms that sell Eaton Vance fund shares;

     * Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

     * The resources devoted to compliance efforts undertaken by Eaton Vance and Fox on behalf of the fund(s) it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;
     * The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and
     * Operating expenses (including transfer agency expenses) paid to third parties.

In evaluating the investment advisory agreements between Eaton Vance and the Portfolios, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management or, in the case of Small-Cap Value Portfolio, supervising the sub-adviser's activities. The Special Committee also considered the business reputation of the investment adviser, its financial resources and professional liability insurance coverage and concluded that the investment adviser would be able to meet any reasonably foreseeable obligations under the investment advisory agreement.

When reviewing the sub-advisory agreement for Small-Cap Value Portfolio, the Trustees also reviewed information relating to the education, experience and number of investment professionals and other personnel of the sub-adviser who would provide services under the sub-advisory agreements. The Special Committee took into account the resources available to the sub-adviser in fulfilling its duties under the sub-advisory agreements. The Special Committee noted the sub-adviser's experience in managing equity portfolios.

In addition to the factors mentioned above, the Special Committee also reviewed the level of the investment adviser's profits in respect of the management of the Eaton Vance funds, including the Portfolios. The Special Committee considered the profits realized by Eaton Vance and its affiliates in connection with the operation of the Portfolios. The Special Committee also considered profit margins of Eaton Vance and Fox in comparison with available industry data.


The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement(s). Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.


Based on its consideration of all factors that it deemed material and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement(s), including the fee structure (described herein) is in the interests of shareholders. The Special Committee followed the same deliberations when reviewing the sub-advisory agreements for Small-Cap Value Portfolio.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2003.

                                                                      Dollar Range of Equity Securities Owned by
                                                                      ------------------------------------------
                                          Jessica M.     James B.      Samuel L.     William H.    Ronald A.    Norton H.   Lynn A.
                                          Bibliowicz      Hawkes         Hayes          Park       Pearlman      Reamer     Stout
Fund Name                                    (1)           (1)            (2)           (2)           (2)          (2)       (2)
---------                                 ----------      -------      --------      ----------    --------     ---------   -------
Balanced Fund                                None    $10,001-$50,000     None           None         None         None       None
Large-Cap Core Fund                          None         None           None           None         None         None       None
Large-Cap Value Fund                         None         None           None           None         None         None       None
Small-Cap Growth Fund                        None         None     $10,001-$50,000(3)   None         None         None       None
Small-Cap Value Fund                         None         None           None           None         None         None       None
Special Equities Fund                        None         None           None           None         None         None       None
Utilities Fund                               None         None           None           None         None         None       None
Aggregate Dollar Range of Equity Securities
Owned in all Registered Funds Overseen by   $10,001-      over           over           over         over         over     $50,001-
Trustee in the Eaton Vance Family of Funds   50,000     $100,000       $100,000       $100,000     $100,000     $100,000   $100,000

(1)  Interested Trustees.
(2)  Noninterested Trustees.
(3) Includes shares which may be deemed to be beneficially owned through a Trustee Deferred Compensation Plan.


As of December 31, 2003, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2002 and December 31, 2003, no noninterested Trustee (or their immediate family members) had:


     1. Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;
     2. Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or
     3.   Any direct or  indirect  relationship  with (i) the Trust or any Fund;
          (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD;
          (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.


During the calendar years ended December 31, 2002 and December 31, 2003, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or the Portfolio or any of their immediate family members served as an officer.


Trustees of each Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the

"Trustees' Plan"). Under the Trustees' Plan, an eligible Trustee may elect to have his deferred fees invested by a Portfolio in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees' Plan will be determined based upon the performance of such investments. Deferral of Trustees' fees in accordance with the Trustees' Plan will have a negligible effect on a Portfolio's assets, liabilities, and net income per share, and will not obligate a Portfolio to retain the services of any Trustee or obligate a Portfolio to pay any particular level of compensation to the Trustee. Neither the Trust nor any Portfolio has a retirement plan for Trustees.


The fees and expenses of the Trustees of the Trust and the Portfolios are paid by the Funds (and other series of the Trust) and the Portfolios, respectively. (A Trustee of the Trust and the Portfolios who is a member of the Eaton Vance organization receives no compensation from the Trust and the Portfolios). During the fiscal year ended December 31, 2003, the Trustees of the Trust and the Portfolios earned the following compensation in their capacities as Trustees from the Trust and the Portfolios. For the year ended December 31, 2003, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1):

 Source of                      Jessica M.    Samuel L.       William H.       Ronald A.       Norton H.    Lynn A.
Compensation                    Bibliowicz     Hayes           Park(4)         Pearlman         Reamer      Stout(5)
------------                    ----------    ---------       ----------       --------        --------     --------
Trust(2)                        $              $               $               $                $            $
Capital Growth Portfolio
Investment Grade Income
  Portfolio
Large-Cap Core Portfolio
Large-Cap Value Portfolio
Small-Cap Growth Portfolio
Small-Cap Value Portfolio
Special Equities Portfolio
Utilities Portfolio
Trust and Fund Complex                               (3)(6)                            (3)                       (7)

(1) As of May 1, 2003, the Eaton Vance fund complex consists of 196 registered investment companies or series thereof.
(2)  The Trust consisted of 11 Funds as of December 31, 2003.
(3)  Messrs. Park and Pearlman were elected Trustees in June of 2003.
(4) Includes deferred compensation as follows: Capital Growth -- $_____; Investment Grade Income -- $_____; Large-Cap Value -- $_____; Small-Cap Growth - $_____; Special Equities -- $_____; and Utilities -- $_____.
(5) Includes deferred compensation as follows: Capital Growth -- $_____; Investment Grade Income -- $_____; Large-Cap Value -- $_____; Small-Cap Growth - $_____; Special Equities -- $_____; and Utilities -- $_____.
(6)  Includes $______ of deferred compensation.
(7)  Includes $16,000 of deferred compensation.


Organization. Each Fund is a series of the Trust, which was established under Massachusetts law on March 27, 1989 and is operated as an open-end management investment company. Prior thereto, the Trust existed as a Massachusetts corporation organized on October 11, 1967. Prior to March 7, 2000, Balanced Fund invested all of its assets in one investment company, Balanced Portfolio. On May 1, 2002, Small-Cap Growth Fund changed its name from "Eaton Vance Small Company Growth Fund" to "Eaton Vance Small-Cap Growth Fund", and added Class B and Class C shares, and Large-Cap Value Fund changed its name from "Eaton Vance Growth & Income Fund" to "Eaton Vance Large-Cap Value Fund". On May 1, 2000, Small-Cap Growth Fund changed its name from "Eaton Vance Emerging Growth Fund" to "Eaton Vance Small Company Growth Fund" and prior to May 1, 1999, Small-Cap Growth Fund was known as "EV Traditional Emerging Growth Fund".

The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Fund). The Trustees of the Trust have divided the shares of each Fund into multiple classes. Each class represents an interest in a Fund, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Fund will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust's By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust's By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust's custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust's Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust's By-laws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust's Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the Trust's By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust's By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Fund are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Fund's business and the nature of its assets, management believes that the possibility of the Fund's liability exceeding its assets, and therefore the shareholder's risk of personal liability, is remote.


Each Portfolio was organized as a trust under the laws of the state of New York on May 1, 1992 - Large-Cap Value, Special Equities and Utilities Portfolios, February 28, 2000 - Capital Growth, Small-Cap Growth and Investment Grade Income Portfolios, March 18, 2002 - Small-Cap Value Portfolio and June 18, 2002 - Large-Cap Core Portfolio and intends to be treated as a partnership for federal tax purposes. In accordance with the Declaration of Trust of each Portfolio, there will normally be no meetings of the investors for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Portfolio holding office have been elected by investors. In such an event the Trustees of the Portfolio then in office will call an investors' meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the investors in accordance with the Portfolio's Declaration of Trust, the Trustees shall continue to hold office and may appoint successor Trustees.


The Declaration of Trust of each Portfolio provides that no person shall serve as a Trustee if investors holding two-thirds of the outstanding interest have removed him from that office either by a written declaration filed with the Portfolio's custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that under certain circumstances the investors may call a meeting to remove a Trustee and that the Portfolio is required to provide assistance in communicating with investors about such a meeting.

Each Portfolio's Declaration of Trust provides that a Fund and other entities permitted to invest in the Portfolio (e.g., other U.S. and foreign investment companies, and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Portfolio itself is unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of a Fund investing in the Portfolio.

A Fund may be required to vote on matters pertaining to a Portfolio. When required by law to do so, the Fund will hold a meeting of Fund shareholders and will vote its interest in the Portfolio for or against such matters proportionately to the instructions to vote for or against such matters received from Fund shareholders. A Fund shall vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. Other investors in a Portfolio may alone or collectively acquire sufficient voting interests in the Portfolio to control matters relating to the operation of the Portfolio, which may require the Fund to withdraw its investment in the Portfolio or take other appropriate action. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, a Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund. Notwithstanding the above, there are other means for meeting shareholder redemption requests, such as borrowing.

A Fund may withdraw (completely redeem) all its assets from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund to do so. In the event a Fund withdraws all of its assets from the Portfolio, or the Board of Trustees of the Trust determines that the investment objective of the Portfolio is no longer consistent with the investment objective of the Fund, the Trustees would consider what action might be taken, including investing the assets of the Fund in another pooled investment entity or retaining an investment adviser to manage the Fund's assets in accordance with its investment objective. A Fund's investment performance may be affected by a withdrawal of all its assets (or the assets of another investor in the Portfolio) from the Portfolio.


Proxy Voting Policy. The Boards of Trustees of the Trust and Portfolios have adopted a proxy voting policy and procedure (the "Fund Policy"), pursuant to which the Trustees have delegated proxy voting responsibility to each Fund's and Portfolio's investment adviser and subadviser and adopted the investment adviser and subadviser's proxy voting policies and procedures (the "Policies") which are described below. The Trustees will review each Fund's and Portfolio's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between each Fund's shareholders and the investment adviser and subadviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser and subadviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Boards' Special Committee except as contemplated under the Fund Policy. The Boards' Special Committee will instruct the investment adviser and subadviser on the appropriate course of action.

The Policies are designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The investment adviser and subadviser will generally support company management on proposals relating to environmental and social policy issues, on matters regarding the state of organization of the company and routine matters related to corporate administration which are not expected to have a significant economic impact on the company or its shareholders. On all other matters, the investment adviser and subadviser will review each matter on a case-by-case basis and reserves the right to deviate from the Policies' guidelines when it believes the situation warrants such a deviation. The Policies include voting guidelines for matters relating to, among other things, the election of directors, approval of independent auditors, executive compensation, corporate structure and anti-takeover defenses. The investment adviser and subadviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote.

In addition, the investment adviser and subadviser will monitor situations that may result in a conflict of interest between each Fund's shareholders and the investment adviser and subadviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser and subadviser's personnel responsible for reviewing and voting proxies on behalf of each Fund and Portfolio will report any proxy received or expected to be received from a company included on that list to members of senior management of the investment adviser and subadviser identified in the Policies. Such members of senior management will determine if a conflict exists. If a conflict does exist, the proxy will either be voted strictly in accordance with the Policies or the investment adviser and subadviser will seek instruction on how to vote from the Special Committee. Effective August 31, 2004, information on how each Fund and Portfolio voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

                 INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Portfolio and provides related office facilities and personnel subject to the supervision of the Portfolio's Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by the Portfolio and what portion, if any, of the Portfolio's assets will be held uninvested. Each Investment Advisory Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Portfolio who are members of the investment adviser's organization and all personnel of the investment adviser performing services relating to research and investment activities.


For a description of the compensation that Capital Growth Portfolio, Investment Grade Income Portfolio, Large-Cap Value Portfolio and Special Equities Portfolio pay the investment adviser, see the prospectus. The following table sets forth the net assets of the foregoing Portfolios at December 31, 2003 and the advisory fees paid during the three fiscal years ended December 31, 2003.

                                                   Advisory Fee Paid for Fiscal Years Ended
                                                   ----------------------------------------
       Portfolio          Net Assets at 12/31/03    12/31/03      12/31/02        12/31/01
       ---------          ----------------------    --------      --------        --------
     Capital Growth                 $                            $  879,868      $  996,051
Investment Grade Income                                             574,909         629,144
    Large-Cap Value                                               1,940,419       1,428,222
    Special Equities                                                399,917         529,705


BMR has agreed to reduce the management fee payable by Utilities Portfolio under the Investment Advisory Agreement as follows:

                                               Annualized Fee Rate        Contractual
 Average Daily Net Assets for the Month          After Reduction      Annualized Fee Rate
 --------------------------------------        -------------------    -------------------
 Up to $500 million                                  0.6500%               0.7500%
 $500 million but less than $1 billion               0.6250%               0.6875%
 $1 billion but less than $1.5 billion               0.6000%               0.6250%
 $1.5 billion but less than $2 billion               0.5500%               0.5625%
 $2 billion but less than $3 billion                 0.5000%               0.5000%
 $3 billion and over                                 0.4375%               0.4375%


At December 31, 2003, the Utilities Portfolio had net assets of $_________. For the fiscal years ended December 31, 2003, December 31, 2002 and December 31, 2001, the Portfolio paid advisory fees of $__________, $2,376,627 and $3,208,204, respectively.


Under its investment advisory agreement, Small-Cap Growth Portfolio pays BMR an investment advisory fee as follows:

                                                          Annualized Fee Rate
                 Average Daily Net Assets for the Month     (for each level)
                 --------------------------------------   -------------------
                 Up to $500 million                             0.7500%
                 $500 million but less than $1 billion          0.6875%
                 $1 billion but less than $1.5 billion          0.6250%
                 $1.5 billion but less than $2 billion          0.5625%
                 $2 billion but less than $3 billion            0.5000%
                 $3 billion and over                            0.4375%


At December 31, 2003, Small-Cap Growth Portfolio had net assets of $______________. For the fiscal years ended December 31, 2003, December 31, 2002 and December 31, 2001, the Portfolio paid advisory fees of $_________, $142,623 and $94,810, respectively.

For a description of the compensation that Small-Cap Value Portfolio pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over the annual fee is reduced and the advisory fee is computed as follows:

                                               Annual Fee Rate
 Average Daily Net Assets for the Month        (for each level)
 --------------------------------------        ----------------
 $500 million but less than $1 billion             0.9375%
 $1 billion but less than $2.5 billion             0.8750%
 $2.5 billion but less than $5 billion             0.8125%
 $5 billion and over                               0.7500%

Pursuant to the Investment Sub-Advisory Agreement between BMR and Fox, BMR pays the following compensation to Fox for providing sub-advisory services to Small-Cap Value Portfolio:

                                                                Annual Fee Rate
 Average Daily Net Assets for the Month                         (for each level)
 --------------------------------------                         ----------------
 up to $500 million                                                 0.75000%
 $500 million but less than $1 billion                              0.71875%
 $1 billion but less than $2.5 billion                              0.68750%
 $2.5 billion but less than $5 billion                              0.65625%
 $5 billion and over                                                0.62500%


At December 31, 2003, Small-Cap Value Portfolio had net assets of $__________. For the fiscal year ended December 31, 2003, Small-Cap Value Portfolio paid advisory fees of $_________. For the period from the start of business, June 28, 2002, to December 31, 2002, the advisory fee amounted to $2,719. During the period, Eaton Vance was allocated $31,802 of Small-Cap Value Portfolio's operating expenses. In addition, BMR paid Fox sub-advisory fees of $_______ and $2,035 for the fiscal year end December 31, 2003 and for the period from the start of business, June 28, 2002, to December 31, 2002, respectively.


For a description of the compensation that Large-Cap Core Portfolio pays the investment adviser on average daily net assets up to $500 million, see the prospectus. On net assets of $500 million and over, the annual fee is reduced and the advisory fee is computed as follows:

                                               Annual Fee Rate
 Average Daily Net Assets for the Month        (for each level)
 --------------------------------------        ----------------
 $500 million but less than $1 billion              0.625%
 $1 billion but less than $2.5 billion              0.600%
 $2.5 billion and over                              0.575%


At December 31, 2003, Large-Cap Core Portfolio had net assets of $_________. For the fiscal year ended December 31, 2003 and for the period from the start of business, September 9, 2002, to December 31, 2002, Large-Cap Core Portfolio paid advisory fees of $_____ and $5,456, respectively.


Each Investment Advisory Agreement and the Investment Sub-Advisory Agreement for Small-Cap Value Portfolio with an investment adviser or sub-adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of Eaton Vance and Fox cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of Eaton Vance and Fox or by vote of a majority of the outstanding voting securities of the Portfolio. Each Agreement may be terminated at any time without penalty on sixty (60) days' written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of Portfolio, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser or sub-adviser may render services to others. Each Agreement also provides that the investment adviser or sub-adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Administrative Services. As indicated in the prospectus, Eaton Vance serves as administrator of each Fund. Large-Cap Core Fund, Small-Cap Growth Fund and

Small-Cap Value Fund are each authorized to pay Eaton Vance a fee in the amount of 0.15% of average daily net assets for providing administrative services to the Fund. Eaton Vance does not currently receive a fee for serving as administrator of the other Funds. Under its Administrative Services Agreement, Eaton Vance has been engaged to administer each Fund's affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Fund.

The following table sets forth the net assets of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund at December 31, 2003 and the administration fees paid during the three fiscal years ended December 31, 2003.

                                                            Administration Fee Paid for Fiscal Years Ended
                                                            ----------------------------------------------
Fund                            Net Assets at 12/31/03          12/31/03        12/31/02        12/31/01
----                            ----------------------          --------        --------        --------
Large-Cap Core Fund(1)                  $                          $            $1,215(3)          N/A
Small-Cap Growth Fund                                                                 (4)            0(4)
Small-Cap Value Fund(2)                                                            341(5)          N/A

(1) For the period from the start of business, September 9, 2002, to December 31, 2002. In addition, the Administrator was allocated $70,203 of Fund expenses during the period.
(2) For the period from the start of business, June 28, 2002, to December 31, 2002. In addition, the Administrator was allocated $53,685 of Fund expenses during the period.
(3) For the period from the start of business, September 9, 2002, to December 31, 2002.
(4) For the years ended December 31, 2002 and December 31, 2001, absent a fee reduction, Small-Cap Growth Fund would have paid Eaton Vance $15,772 and $8,504, respectively. For the fiscal years ended December 31, 2002 and 2001, Eaton Vance voluntarily agreed to waive and/or reimburse $75,236 and $51,336, respectively of Small-Cap Growth Fund's operating expenses.
(5) For the period from the start of business, June 28, 2002, to December 31, 2002.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Fund. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of each Fund: 1) provides call center services to financial intermediaries and shareholders; 2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to each Fund); 3) furnishes an SAI to any shareholder who requests one in writing or by telephone from each Fund; and 4) processes transaction requests received via telephone. For the transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Fund's transfer agent from fees it receives from the Eaton Vance funds. Each Fund will pay a pro-rata share of such fee. For the fiscal year ended December 31, 2003, the transfer agent accrued for or paid to Eaton Vance for sub-transfer agency services performed on behalf of each Fund:

 Balanced   Large-Cap Core  Large-Cap Value  Small-Cap Growth  Small-Cap Value  Special Equities   Utilities
    $       $                      $                $                 $                $               $

Information About Fox. Fox, an indirect majority-owned subsidiary of Eaton Vance, is a New Jersey based registered investment adviser that manages equity, fixed-income and balanced portfolios. The Managing Directors of Fox are George
C. Pierides, John R. Sampson and James O'Mealia. J. Peter Skirkanich is President and Chief Investment Officer. Fox's address is 44 Sycamore Avenue, Little Silver, New Jersey.

Information About BMR and Eaton Vance. BMR and Eaton Vance are business trusts organized under Massachusetts law. Eaton Vance, Inc. ("EV") serves as trustee of BMR and Eaton Vance. EV is a wholly-owned subsidiary of Eaton Vance Corporation ("EVC"), a Maryland corporation and publicly-held holding company. BMR and Eaton Vance are indirect subsidiaries of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are James B. Hawkes, Thomas E. Faust Jr., John G.L. Cabot, Leo I. Higdon, Jr., John M. Nelson, Vincent M. O'Reilly and Ralph Z. Sorenson. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Messrs. Hawkes, Faust, Jeffrey P. Beale, Alan R. Dynner, Thomas J. Fetter, Scott H. Page, Duncan W. Richardson, William M. Steul, Payson F. Swaffield, Michael W. Weilheimer, and Wharton P. Whitaker (all of whom are officers of Eaton Vance).
The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of BMR and Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under "Management and Organization", all of the officers of the Trust (as well as Mr. Hawkes who is also a Trustee) hold positions in the Eaton Vance organization.

Code of Ethics. Each investment adviser and each Fund and each Portfolio have adopted Codes of Ethics governing personal securities transactions. Under the Codes, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by a Portfolio) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Expenses. Each Fund and Portfolio is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Fund is responsible for its pro rata share of those expenses. The only expenses of a Fund allocated to a particular class are those incurred under the Distribution or Service Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

                             OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. ("EVD"), The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109, is the principal underwriter of each Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement as it applies to Class A shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months' notice by either party and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class A, Class B, Class C and/or Class R shares is renewable annually by the Trust's Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days' notice either by such Trustees or by vote of a majority of the outstanding Class A, Class B, Class C and/or Class R shares or on six months' notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a "best efforts" basis under which it is required to take and pay for only such shares as may be sold. The Trust has authorized the principal underwriter to act as its agent in repurchasing shares at a rate of $2.50 for each repurchase transaction handled by the principal underwriter. EVD is an indirect, wholly-owned subsidiary of EVC. Mr. Hawkes is a Vice President and Director, Mr. Dynner is a Vice President, Secretary and Clerk and Mr. O'Connor is a Vice President of EVD.

Custodian. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Fund and Portfolio. IBT has custody of all cash and securities representing a Fund's interest in a Portfolio, has custody of each Portfolio's assets, maintains the general ledger of each Portfolio and each Fund and computes the daily net asset value of interests in each Portfolio and the net asset value of shares of each Fund. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Portfolio's investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust and each Portfolio. IBT also provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including IBT. It is Eaton Vance's opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Fund or each Portfolio and such banks.

Independent  Accountants.  _______________,  __________________________,  is the
independent  accountants  for Eaton  Vance  Large-Cap  Core Fund and Eaton Vance
Small-Cap Value Fund and their respective portfolios, and _________________________, ________________, is the independent accountants for
Eaton Vance Balanced Fund, Eaton Vance Large-Cap Value Fund, Eaton Vance Small-Cap Growth Fund, Eaton Vance Special Equities Fund and Eaton Vance Utilities Fund and their respective Portfolios. The independent accountants provide audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PFPC Inc., P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Fund.

                         CALCULATION OF NET ASSET VALUE

The net asset value of each Portfolio is computed by IBT (as agent and custodian for each Portfolio) by subtracting the liabilities of the Portfolio from the value of its total assets. Each Fund and Portfolio will be closed for business and will not price their respective shares or interests on the following business holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading ("Portfolio Business Day") as of the close of regular trading on the Exchange (the "Portfolio Valuation Time"). The value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage, determined on the prior Portfolio Business Day, which represented that investor's share of the aggregate interests in the Portfolio on such prior day. Any additions or withdrawals for the current Portfolio Business Day will then be recorded. Each investor's percentage of the aggregate interest in the Portfolio will then be recomputed as a percentage equal to a fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio on the current Portfolio Business Day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of the Portfolio Valuation Time on the prior Portfolio Business Day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investment in the Portfolio on the current Portfolio Business Day by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio for the current Portfolio Business Day.

The Trustees of each Portfolio have established the following procedures for the fair valuation of the Portfolio's assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices therefor on the exchange where such securities are principally traded (such prices may not be used, however, where an active over-the-counter market in an exchange listed security better reflects current market value). Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. All other securities are valued at fair value as determined in good faith by or at the direction of the Trustees.

Generally, trading in the foreign securities owned by a Portfolio is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of a Portfolio generally are computed as of such times. Occasionally, events affecting the value of foreign securities may occur between such times and the close of the Exchange which will not be reflected in the computation of a Portfolio's net asset value (unless the Portfolio deems that such events would materially affect its net asset value, in which case an adjustment would be made and reflected in such computation). A Portfolio may rely on an independent fair valuation service in making any such adjustment. Foreign securities and currency held by a Portfolio will be valued in U.S. dollars; such values will be computed by the custodian based on foreign currency exchange rate quotations supplied by an independent quotation service.

                         PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Fund shares are offered for sale only in states where they are registered. Fund shares are continuously offered through investment dealers which have entered agreements with the principal underwriter. The sales charge included in the public offering price of Class A shares is divided between the principal underwriter and the investment dealer. The sales charge table is applicable to purchases of a Fund alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See "Sales Charges".

In connection with employee benefit or other continuous group purchase plans, a Fund may accept initial investments of less than $1,000 on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Fund as described below.

Class R Share Purchases. Class R shares are available for purchase by clients of financial intermediaries who charge an advisory, management or consulting or similar fee for their services; accounts affiliated with those financial intermediaries; and in connection with certain tax-sheltered retirement plans and Individual Retirement Account rollover accounts. Detailed information concerning tax-sheltered plans eligible to purchase Class R shares, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan.

Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust's management intends to consider all relevant factors, including (without limitation) the size of a Fund or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A, Class B, Class C and/or Class R Distribution Plans may continue in effect and payments may be made under the Plans following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue any Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder's ability to redeem shares.


Additional Information About Redemptions. The right to redeem shares of a Fund can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Fund or Portfolio to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days' written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC will be imposed with respect to such involuntary redemptions.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Fund, either totally or partially, by a distribution in kind of readily marketable securities withdrawn from the Portfolio. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Fund shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.


Information Regarding Market Timing and Excessive Trading. The Fund are not intended for market timing or excessive trading. These activities may disrupt portfolio management and increase costs for all shareholders. If an investor (through one or more accounts) makes more than two round-trip exchanges (exchanging from one fund to another fund and back again) within 12 months, it will be deemed to constitute market timing or excessive trading. Each Fund or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if a Fund or the principal underwriter determines, in its discretion, that a proposed transaction involves market timing or excessive trading that is potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that they will be able to identify all cases of market timing and excessive trading, although they believe they have adequate procedures in place to attempt to do so. Each Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason.

The Fund and the principal underwriter have established guidelines concerning the Funds' market timing and excessive trading policies with respect to Fund shares held in accounts maintained and administered by financial intermediaries (such as banks, broker-dealers and retirement plan administrators). These guidelines include standards indicating situations where market timing or excessive trading are considered to be potentially detrimental to the Fund. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the guidelines to accounts under their control.

                                  SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Fund shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the Securities Act of 1933.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers of Eaton Vance sponsored funds; to officers and employees of IBT and the transfer agent; to persons associated with law firms, consulting firms and others providing services to Eaton Vance and the Eaton Vance funds; and to such persons' spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Fund (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides multiple investment services, such as management, brokerage and custody, and (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; and to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b) or 457 of the Code and "rabbi trusts". Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers and bank employees who refer customers to registered representatives of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale.

Statement of Intention. If it is anticipated that $50,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Fund to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge.
Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of any Class A, Advisers Class, Class B, Class C, Class D, Class I and/or Class R shares of a Fund or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Shares purchased by an individual, his or her spouse and their children under the age of twenty-one, including shares held in trust or fiduciary accounts for the benefit of any such persons, will be combined for the purpose of determining whether a purchase will qualify for the right of accumulation and if qualifying, the applicable sales charge level. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Conversion Feature. Class B shares held for eight years (the "holding period") will automatically convert to the Fund's Class A shares. For purposes of this conversion, all distributions paid on Class B shares which the shareholder elects to reinvest in Class B shares will be considered to be held in a separate sub-account. Upon the conversion of Class B shares not acquired through the reinvestment of distributions, a pro rata portion of the Class B shares held in the sub-account will also convert to Class A shares. This portion will be determined by the ratio that the Class B shares being converted bears to the total of Class B shares (excluding shares acquired through reinvestment) in the account. This conversion feature is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that the conversion is not taxable for federal income tax purposes.


Exchange Privilege. In addition to exchanges into the same class of another Eaton Vance fund, Class B shares may be exchanged for shares of a money market fund sponsored by an investment dealer and approved by the principal underwriter (an "investment dealer fund"). The CDSC will not be charged to the shareholder when the shares are exchanged for shares of the investment dealer fund, however, the shareholder will receive no credit toward the completion of the CDSC period for the time that the shareholder holds the exchanged shares of the investment dealer fund. If a shareholder redeems the exchanged shares of the investment dealer fund and does not invest the proceeds into Class B shares of an Eaton Vance fund, the shareholder will be subject to any CDSC applicable at the time the shareholder received the exchanged shares of the investment dealer fund.

Tax-Sheltered Retirement Plans. Class A and Class C shares are available for purchase in connection with certain tax-sheltered retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution and Service Plans

The Trust has in effect a Service Plan (the "Class A Plan") for each Fund's Class A shares that is designed to meet the service fee requirements of the sales charge rule of the NASD. (Management believes service fee payments are not distribution expenses governed by Rule 12b-1 under the 1940 Act, but has chosen to have the Plan approved as if that Rule were applicable.) The Class A Plan provides that Class A shares of each Fund may make service fee payments for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for any fiscal year. Class A service fees are paid quarterly in arrears. For the service fees paid by Class A shares, see Appendix A.


The Trust also has in effect a compensation-type Distribution Plan (the "Class B and Class C Plans") pursuant to Rule 12b-1 under the 1940 Act for each Fund's Class B and Class C shares. On each sale of shares (excluding reinvestment of distributions) a Class will pay the principal underwriter amounts representing
(i) sales commissions equal to 5% (in the case of Class B of each Fund except Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund) and 6.25% (in the case of Class C of each Fund and Class B of Large-Cap Core Fund, Small-Cap Growth Fund and Small-Cap Value Fund) of the amount received by a Fund for each Class share sold and (ii) interest at the rate of 1% over the prime rate then reported in The Wall Street Journal applied to the outstanding amounts owed to the principal underwriter, so-called "uncovered distribution charges". Each Class pays the principal underwriter a fee, accrued daily and paid monthly, at an annual rate not exceeding 0.75% of its average daily net assets to finance the distribution of its shares. Such fees compensate the principal underwriter for the sales commissions paid by it to investment dealers on the sale of shares, for other distribution expenses (such as personnel, overhead, travel, printing and postage) and for interest expenses. The principal underwriter currently pays an up-front sales commission (except on exchange transactions and reinvestments) of 4% of the purchase price of Class B and 0.75% of the purchase price of Class C shares, and an up-front service fee of 0.25% on Class C shares.

The Trustees of the Trust believe that each Plan will be a significant factor in the expected growth of each Fund's assets, and will result in increased investment flexibility and advantages which have benefitted and will continue to benefit the Fund and its shareholders. The Eaton Vance organization will profit by reason of the operation of each Class B and Class C Plan through an increase in Fund assets and if at any point in time the aggregate amounts received by the principal underwriter pursuant to the Plans and from CDSCs have exceeded the total expenses incurred in distributing Class B and Class C shares. Because payments to the principal underwriter under the Class B and Class C Plans are limited, uncovered distribution charges (sales expenses of the principal underwriter plus interest, less the above fees and CDSCs received by it) may exist indefinitely. For sales commissions, CDSCs and uncovered distribution charges, see Appendix B and Appendix C.

The Trust also has in effect a compensation-type Distribution Plan (the "Class R Plan") pursuant to Rule 12b-1 under the 1940 Act for Large-Cap Value Fund's Class R shares. The Class R Plan provides for the payment of a monthly distribution fee to the principal underwriter of up to 0.50% of average daily net assets attributable to Class R shares. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. Aggregate payments to the principal underwriter under the Class R Plan are limited to those permitted pursuant to a rule of the NASD. The Class R Plan also provides that Class R shares will pay a service fee to the principal underwriter in an amount equal on an annual basis to 0.25% of that portion of average daily net assets attributable to Class R shares for personal services and/or the maintenance of shareholder accounts. Service fees are paid quarterly in arrears. For the distribution and service fees paid by Class R shares, see Appendix D.

The Class B and Class C Plans also authorizes the payment of service fees to the principal underwriter, investment dealers and other persons in amounts not exceeding 0.25% of its average daily net assets for personal services, and/or the maintenance of shareholder accounts. For Class B, this fee is paid quarterly in arrears based on the value of shares sold by such persons. For Class C, investment dealers currently receive (a) a service fee (except on exchange transactions and reinvestments) at the time of sale equal to 0.25% of the purchase price of Class C shares sold by such dealer, and (b) monthly service fees approximately equivalent to 1/12 of 0.25% of the value of Class C shares sold by such dealer. During the first year after a purchase of Class C shares, the principal underwriter will retain the service fee as reimbursement for the service fee payment made to investment dealers at the time of sale. For the service fees paid, see Appendix B and Appendix C.

The Plans continue in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Plan Trustees") and (ii) all of the Trustees then in office. Each Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Each Plan requires quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made. The Plans may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as a Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The current Plans were initially approved by the Trustees, including the Plan Trustees, on : June 23, 1997 for Balanced, Large-Cap Value, Small-Cap Growth, Special Equities and Utilities Funds; March 18, 2002 for Small-Cap Value Fund; June 18, 2002 for Large-Cap Core Fund; and June 16, 2003 for the Class R Plan of Large-Cap Value Fund. The Trustees of the Trust who are "interested" persons of the Trust have an indirect financial interest in the Plans because their employers (or affiliates thereof) receive distribution and/or service fees under the Plans or agreements related thereto.

                                   PERFORMANCE

Average annual total return before deduction of taxes ("pre-tax return") is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A, Appendix B, Appendix C and Appendix D.


In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.


Information about portfolio allocation, portfolio turnover and portfolio holdings at a particular date may be included in advertisements and other material furnished to present and prospective shareholders. A Fund's performance may differ from that of other investors in the Portfolio, including other investment companies.


                                      TAXES


Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Fund has elected to be treated and intends to qualify each year as a regulated investment company ("RIC") under the Code. Accordingly, each Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net income and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income or excise tax. To the extent it qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Fund qualified as a RIC for its fiscal year ended December 31, 2003.


Because each Fund invests its assets in a Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements in order for each Fund to also satisfy these requirements. For federal income tax purposes, each Portfolio intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A Fund, as an investor in a Portfolio, will be required to take into account in determining its federal income tax liability its share of such Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any distributions from such Portfolio. Each Portfolio will allocate at least annually among its investors, including a Fund, the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. For purposes of applying the requirements of the Code regarding qualification as a RIC, each Fund (i) will be deemed to own its proportionate share of each of the assets of the Portfolio and
(ii) will be entitled to the gross income of the Portfolio attributable to such share.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. Under current law, provided that a Fund qualifies as a RIC and the Portfolio is treated as a partnership for Massachusetts and federal tax purposes, neither the Fund nor the Portfolio should be liable for any income, corporate excise or franchise tax in the Commonwealth of Massachusetts.

If a Fund does not qualify as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

A Portfolio's investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to a Portfolio, defer Portfolio losses, cause adjustments in the holding periods of Portfolio securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

Transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts, forward contracts and similar instruments (to the extent permitted) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Investments in "passive foreign investment companies" could subject a Portfolio to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund".

Each Portfolio may be subject to foreign withholding or other foreign taxes with respect to income (possibly including, in some cases, capital gains) on certain foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty. As it is not expected that more than 50% of the value of the total assets of a Portfolio will consist of securities issued by foreign corporations, a Fund will not be eligible to pass through to shareholders its proportionate share of any foreign taxes paid by the Portfolio and allocated to the Fund, with the result that shareholders will not include in income, and will not be entitled to take any foreign tax credits or deductions for, such foreign taxes.

For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level.

A portion of distributions made by a Fund which are derived from dividends from domestic corporations may qualify for the dividends-received deduction ("DRD") for corporations. The DRD is reduced to the extent the Fund shares with respect to which the dividends are received are treated as debt-financed under the Code and is eliminated if the shares are deemed to have been held for less than a minimum period, generally 46 days. Receipt of certain distributions qualifying for the DRD may result in reduction of the tax basis of the corporate shareholder's shares. Distributions eligible for the DRD may give rise to or increase an alternative minimum tax for certain corporations.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of 6 months or less will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

Certain investments of a Portfolio may bear original issue discount or market discount for tax purposes, which will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by such Portfolio and, in order to avoid a tax payable by a Fund which invests in such Portfolio, the Portfolio may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to shareholders.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

Amounts paid by a Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service (the "IRS") as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to "backup" withholding of federal income tax arising from the Fund's taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual's TIN is generally his or her social security number.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in a Fund.
                        PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by BMR, each Portfolio's investment adviser. Each Portfolio is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm's services, the value of the brokerage and research services provided, the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in this and other transactions, and the reasonableness of the spread or commission, if any.

Transactions on stock exchanges and other agency transactions involve the payment of negotiated brokerage commissions. Such commissions vary among different broker-dealer firms, and a particular broker-dealer may charge different commissions according to such factors as the difficulty and size of the transaction and the volume of business done with such broker-dealer.
Transactions in foreign securities often involve the payment of brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid or received usually includes an undisclosed dealer markup or markdown. In an underwritten offering the price paid often includes a disclosed fixed commission or discount retained by the underwriter or dealer. Although spreads or commissions paid on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, commissions exceeding those which another firm might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the investment adviser's clients in part for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, a broker or dealer who executes a portfolio transaction may receive a commission which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. In making any such determination, the investment adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the commission should be related to such services. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the "Research Services" referred to in the next paragraph.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities ("Research Services") from broker-dealer firms which execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, the investment adviser receives Research Services from many broker-dealer firms with which the investment adviser places transactions and from third parties with which these broker-dealers have arrangements. These Research Services include such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, financial, industry and trade publications, news and information services, pricing and quotation equipment and services, and research oriented computer hardware, software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client's account or of a few clients' accounts, or may be useful for the management of merely a segment of certain clients' accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The advisory fee paid is not reduced because the investment adviser receives such Research Services. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and attempts to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Each Portfolio and the investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings, which Research Services are reviewed and evaluated by the investment adviser in connection with its investment responsibilities. The investment companies sponsored by the investment adviser or its affiliates may allocate brokerage commissions to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Subject to the requirement that the investment adviser shall use its best efforts to seek and execute portfolio security transactions at advantageous prices and at reasonably competitive spreads or commission rates, the investment adviser is authorized to consider as a factor in the selection of any broker-dealer firm with whom portfolio orders may be placed the fact that such firm has sold or is selling Fund shares or shares of other investment companies sponsored by the investment adviser or its affiliates. This policy is not inconsistent with a rule of the NASD, which rule provides that no firm which is a member of the NASD shall favor or disfavor the distribution of shares of any particular investment company or group of investment companies on the basis of brokerage commissions received or expected by such firm from any source.

Securities considered as investments for a Portfolio may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Portfolio and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including "hot" issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Portfolio will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Portfolio from time to time, it is the opinion of the Trustees of the Trust and the Portfolio that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.


The following table shows brokerage commissions paid by each Portfolio during the three fiscal years ended December 31, 2003, as well as the amount of a Portfolio's security transactions for the most recent fiscal year that were directed to firms, which provided some research services to the investment adviser or its affiliates, and the commissions paid in connection therewith (although many of such firms may have been selected in any particular transaction primarily because of their execution capabilities):

                                                                                               Commissions
                                                                 Amount of Transactions   Paid on Transactions
                                   Brokerage Commissions Paid       Directed to Firms       Directed to Firms
                                   for the Fiscal Year Ended        Providing Research      Providing Research
                                   -------------------------        ------------------      ------------------
Portfolio                 12/31/03      12/31/02        12/31/01         12/31/03               12/31/03
---------                 --------      --------        --------         --------               --------
Capital Growth*           $            $1,576,925      $  606,952        $                      $
Investment Grade Income                        -0-             -0-
Large-Cap Core**                            5,033             N/A
Large-Cap Value*                        1,664,020         547,945
Small-Cap Growth*                         193,541           9,563
Small-Cap Value**                           4,763             N/A
Special Equities*                         565,426          48,541
Utilities                               1,749,458       2,018,783

* The increase in brokerage commissions paid by the Portfolio during the most recent fiscal year resulted from increased volatility in the equity markets and/or modification of sector weightings during the year.
** For the period from the start of business, September 9, 2002 for Large-Cap Core Portfolio and June 28, 2002 for Small-Cap Value Portfolio, to December 31, 2002.


                              FINANCIAL STATEMENTS

The audited financial statements of, and the independent accountants' report for, the Funds and Portfolios, appear in the Funds' most recent annual report to shareholders and are incorporated by reference into this SAI. A copy of the annual report accompanies this SAI.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information for the Funds and the Portfolios listed below for the fiscal year ended December 31, 2003, as previously filed electronically with the SEC:

                            Eaton Vance Balanced Fund
                            Capital Growth Portfolio
                        Investment Grade Income Portfolio
                     (Accession No. ______________________)
                         Eaton Vance Large-Cap Core Fund
                            Large-Cap Core Portfolio
                     (Accession No. ______________________)
                        Eaton Vance Large-Cap Value Fund
                            Large-Cap Value Portfolio
                     (Accession No. _________________ ____)
                        Eaton Vance Small-Cap Growth Fund
                           Small-Cap Growth Portfolio
                     (Accession No. ______________________)
                        Eaton Vance Small-Cap Value Fund
                            Small-Cap Value Portfolio
                     (Accession No. ______________________)
                        Eaton Vance Special Equities Fund
                           Special Equities Portfolio
                     (Accession No. ______________________)
                           Eaton Vance Utilities Fund
                               Utilities Portfolio
                     (Accession No. ______________________)

                                                                      APPENDIX A

                      Class A Fees, Performance & Ownership


Sales Charges, Service Fees and Repurchase Transaction Fees. For the fiscal year ended December 31, 2003, the following table shows (1) total sales charges paid by each Fund, (2) sales charges paid to investment dealers, (3) sales charges paid to the principal underwriter, (4) total service fees paid by each Fund, (5) service fees paid to investment dealers, and (6) repurchase transaction fees paid to the principal underwriter. Service fees that were not paid to investment dealers were retained by the principal underwriter.

                                                                                                                  Repurchase
                                                                                                  Service        Transaction
                                                          Sales        Sales                       Fees              Fees
                                                       Charges to   Charges to      Total         Paid to           Paid to
                                        Total Sales    Investment    Principal     Service       Investment        Principal
Fund                                    Charges Paid    Dealers     Underwriter   Fees Paid       Dealers         Underwriter
----                                    ------------    -------     -----------   ---------       -------         -----------
Balanced                                $               $           $             $               $               $
Large-Cap Core
Large-Cap Value
Small-Cap Growth
Small-Cap Value
Special Equities
Utilities

For the fiscal years ended December 31, 2002 and December 31, 2001, the following total sales charges were paid on sales of Class A, of which the principal underwriter received the following amounts. The balance of such amounts was paid to investment dealers.

                                       December 31, 2002    December 31, 2002    December 31, 2001     December 31, 2001
                                          Total Sales       Sales Charges to        Total Sales        Sales Charges to
 Fund                                    Charges Paid     Principal Underwriter    Charges Paid      Principal Underwriter
 ----                                  -----------------  ---------------------  -----------------   ---------------------
 Balanced                                   $128,059           $15,864                $91,134                13,117
 Large-Cap Core                                6,481*              802*                    -0-                   -0-
 Large-Cap Value                             844,418           118,176                549,435                77,077
 Small-Cap Growth                            153,904            19,174                188,399                24,919
 Small-Cap Value                               1,256*              208*                    -0-                   -0-
 Special Equities                             39,187             5,479                 62,651                 7,890
 Utilities                                   224,704            31,598                270,948                39,736

* For the period from the start of business, September 9, 2002 for Large-Cap Core Fund and June 28, 2002 for Small-Cap Value Fund, to December 31, 2002.

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment of $1,000 in this Class of shares for the periods shown in each table. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

Large-Cap Core Fund

                                                                                Length of Period Ended December 31, 2003
Average Annual Total Return:                                                            One Year        Life of Fund*
----------------------------                                                            --------        -------------
Before Taxes and Excluding Maximum Sales Charge                                                %                    %
Before Taxes and Including Maximum Sales Charge                                                %                    %

     The Fund commenced operations of Class A shares on September 9, 2002.

Large-Cap Value Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

Small-Cap Growth Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year*       Five Year*      Life of Fund*
----------------------------                                                    ---------       ----------      -------------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     The Fund commenced operations on January 2, 1997.

Small-Cap Value Fund

                                                                                Length of Period Ended December 31, 2003
Average Annual Total Return:                                                            One Year        Life of Fund*
----------------------------                                                            --------        -------------
Before Taxes and Excluding Maximum Sales Charge                                                %                    %
Before Taxes and Including Maximum Sales Charge                                                %                    %

     The Fund commenced operations of Class A shares on June 28, 2002.

Special Equities Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

Utilities Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

Control Persons and Principal Holders of Securities. At February 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Large-Cap Core Fund             Eaton Vance Management                          Boston, MA             13.9%
                                Robert W. Baird & Co. Inc.                      Milwaukee, WI          12.4%
                                EV Master Trust for Retirement Plans -
                                  Eaton Vance Management Savings Plan           Glastonbury, CT         6.3%
                                Robert W. Baird & Co. Inc.                      Milwaukee, WI           6.3%
Large-Cap Value Fund            Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL        6.5%
Small-Cap Growth Fund           Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL       11.4%
Small-Cap Value Fund            LPL Financial Services                          San Diego, CA          17.3%
                                LPL Financial Services                          San Diego, CA          12.1%
                                Kimberlee Timmerman TTEE, Transportation
                                  Product Sales Co., 401K Profit Sharing Plan   Chesterfield, MO       11.5%
                                DS Greenwood or Elizabeth Wakefield, TTEES,
                                  Shipping Utilities 401K PSP                   St. Louis, MO           6.4%
Utilities Fund                  Merrill Lynch, Pierce, Fenner & Smith, Inc.     Jacksonville, FL       20.1%


The Eaton Vance Management Master Trust for Retirement Plans is the retirement and profit sharing plans sponsored by Eaton Vance and certain of its affiliated entities.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX B

                      Class B Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2003, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class B shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class B), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                    Uncovered                         Repurchase
                                                      Distribution               Distribution            Service    Transaction
                            Commissions Paid by           Fee           CDSC       Charges                 Fees        Fees
                            Principal Underwriter       Paid to       Paid to      (as a %               Paid to      Paid to
                               to Investment           Principal     Principal     of Class    Service  Investment   Principal
Fund                             Dealers              Underwriter   Underwriter   Net Assets)   Fees     Dealers    Underwriter
----                        ---------------------     -----------   -----------   -----------   ----     -------    -----------
Balanced                    $                          $            $             $     (%)     $        $          $
Large-Cap Core
Large-Cap Value
Small-Cap Growth
Small-Cap Value
Special Equities
Utilities

Performance Information. The tables below indicate the cumulative and average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for all Funds except Large-Cap Core Fund and Small-Cap Value Fund reflects the total return of a predecessor to Class B. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class B CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class B total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     Predecessor Fund commenced operations on November 2, 1993.

Large-Cap Core Fund

                                                                                Length of Period Ended December 31, 2003
Average Annual Total Return:                                                            One Year        Life of Fund
----------------------------                                                            --------        ------------
Before Taxes and Excluding Maximum Sales Charge                                                %                    %
Before Taxes and Including Maximum Sales Charge                                                %                    %

     The Fund commenced operations of Class B shares on September 9, 2002.

Large-Cap Value Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     Predecessor Fund commenced operations on August 17, 1994.

Small-Cap Growth Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Year*      Life of Fund
----------------------------                                                    --------        ----------      ------------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     The Fund commenced operations of Class B Shares on May 7, 2002.

Small-Cap Value Fund

                                                                                Length of Period Ended December 31, 2003
Average Annual Total Return:                                                            One Year        Life of Fund
----------------------------                                                            --------        ------------
Before Taxes and Excluding Maximum Sales Charge                                                %                    %
Before Taxes and Including Maximum Sales Charge                                                %                    %

     The Fund commenced operations of Class B shares on July 9, 2002.

Special Equities Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     Predecessor Fund commenced operations on August 22, 1994.

Utilities Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At February 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced Fund           Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL                6.0%
                        Citigroup Global Markets, Inc.                          New York, NY                    5.1%
Large-Cap Core Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL                5.1%
Large-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL               12.2%
                        Morgan Stanley                                          Jersey City, NJ                 6.7%
                        Citigroup Global Markets, Inc.                          New York, NY                    6.6%
Small-Cap Growth Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL                9.8%
                        First Clearing Corp., Mr. Robert Feury IRA R/O          East Rutherford, NJ             8.1%
Small-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL                8.3%
Special Equities Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL               17.4%
                        Citigroup Global Markets, Inc.                          New York, NY                    9.7%
                        Wachovia Securities                                     Mahwah, NJ                      6.5%
Utilities Fund          Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL               17.9%
                        Citigroup Global Markets, Inc.                          New York, NY                    8.0%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX C

                      Class C Fees, Performance & Ownership


Distribution, Service and Repurchase Transaction Fees. For the fiscal year ended December 31, 2003, the following table shows (1) sales commissions paid by the principal underwriter to investment dealers on sales of Class C shares, (2) distribution fees paid to the principal underwriter under the Distribution Plan,
(3) CDSC payments to the principal underwriter, (4) uncovered distribution charges under the Distribution Plan (dollar amount and as a percentage of net assets attributable to Class C), (5) service fees paid under the Distribution Plan, (6) service fees paid to investment dealers, and (7) repurchase transaction fees paid to the principal underwriter. The service fees paid by the Fund that were not paid to investment dealers were retained by the principal underwriter.

                                                                                   Uncovered                         Repurchase
                                                      Distribution               Distribution            Service    Transaction
                            Commissions Paid by           Fee           CDSC       Charges                 Fees        Fees
                            Principal Underwriter       Paid to       Paid to      (as a %               Paid to      Paid to
                               to Investment           Principal     Principal     of Class    Service  Investment   Principal
Fund                             Dealers              Underwriter   Underwriter   Net Assets)   Fees     Dealers    Underwriter
----                        ---------------------     -----------   -----------   -----------   ----     -------    -----------
Balanced                    $                          $            $             $     (%)     $        $          $
Large-Cap Core
Large-Cap Value
Small-Cap Growth
Small-Cap Value
Special Equities
Utilities

Performance Information. The tables below indicate the average annual total return (both before and after taxes) on a hypothetical investment in shares of $1,000. Total return for the period prior to January 1, 1998 for all Funds except Large- Cap Core Fund and Small-Cap Value Fund reflects the total return of a predecessor to Class C. Total return prior to the Predecessor Fund's commencement of operations reflects the total return of Class A, adjusted to reflect the Class C CDSC. The Class A total return has not been adjusted to reflect certain other expenses (such as distribution and/or service fees). If such adjustments were made, the Class C total return would be different. Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost. Any return presented with an asterisk (*) includes the effect of subsidizing expenses. Returns would have been lower without subsidies.

About Returns After Taxes. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Balanced Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     Predecessor Fund commenced operations on November 2, 1993.

Large-Cap Core Fund

                                                                                Length of Period Ended December 31, 2003
Average Annual Total Return:                                                            One Year        Life of Fund
----------------------------                                                            --------        ------------
Before Taxes and Excluding Maximum Sales Charge                                                %                    %
Before Taxes and Including Maximum Sales Charge                                                %                    %

     The Fund commenced operations of Class C shares on September 9, 2002.

Large-Cap Value Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     Predecessor Fund commenced operations on November 4, 1994.

Small-Cap Growth Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year*       Five Year*      Life of Fund*
----------------------------                                                    ---------       ----------      -------------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     The Fund commenced operations of Class C Shares on May 3, 2002.

Small-Cap Value Fund

                                                                                Length of Period Ended December 31, 2003
Average Annual Total Return:                                                            One Year        Life of Fund
----------------------------                                                            --------        ------------
Before Taxes and Excluding Maximum Sales Charge                                                %                    %
Before Taxes and Including Maximum Sales Charge                                                %                    %

     The Fund commenced operations of Class C shares on July 3, 2002.

Special Equities Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     Predecessor Fund commenced operations on November 17, 1994.

Utilities Fund

                                                                                   Length of Period Ended December 31, 2003
Average Annual Total Return:                                                    One Year        Five Years      Ten Years
----------------------------                                                    --------        ----------      ---------
Before Taxes and Excluding Maximum Sales Charge                                        %                 %              %
Before Taxes and Including Maximum Sales Charge                                        %                 %              %
After Taxes on Distributions and Excluding Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Including Maximum Sales Charge                        %                 %              %
After Taxes on Distributions and Redemption and Excluding Maximum Sales Charge         %                 %              %
After Taxes on Distributions and Redemption and Including Maximum Sales Charge         %                 %              %

     Predecessor Fund commenced operations on November 1, 1993.

Control Persons and Principal Holders of Securities. At February 1, 2004, the Trustees and officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of this Class. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Balanced Fund           Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL       11.0%
Large-Cap Core Fund     Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL       20.0%
Large-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL       35.1%
                        Citigroup Global Markets, Inc.                          New York, NY            6.3%
Small-Cap Growth Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL       21.3%
                        Wachovia Securities, LLC, FBO Faegre & Benson
                          Retirement Trust, 401K FBO Gale R. Mellum             Minneapolis, MN         9.1%
Small-Cap Value Fund    Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL       19.9%
                        Pershing LLC                                            Jersey City, NJ         8.0%
Special Equities Fund   Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL       29.4%
                        Citigroup Global Markets, Inc.                          New York, NY            7.7%
                        NFSC FEBO Robert I. Harris                              Eden Prairie, MN        5.0%
Utilities Fund          Merrill Lynch, Pierce, Fenner & Smith, Inc.             Jacksonville, FL       32.7%


To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of this Class as of such date.

                                                                      APPENDIX D

                      Class R Fees, Performance & Ownership

As of the period ended December 31, 2003, this Class of Large-Cap Value Fund began offering shares, although none were issued so there is no fee or performance information.

                           PART C - OTHER INFORMATION

Item 23. Exhibits (with inapplicable items omitted)

  (a)(1) Amended and Restated Declaration of Trust dated September 27, 1993, filed as Exhibit (1)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (2) Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 (Accession No. 0000950156-97-000868) and
               incorporated herein by reference.

     (3) Amendment of Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value effective June 16, 2003 filed as Exhibit (a)(3) to Post-Effective Amendment No. 68 filed July 9, 2003 (Accession No. 00009404934-03-000489) and incorporated herein by reference.

  (b)(1) By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (2)       Amendment  to By-Laws  dated  December  13, 1993 filed as Exhibit
               (2)(b) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (3) Amendment to By-Laws dated June 18, 2002 filed as Exhibit (b)(3) to Post-Effective Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

  (c)          Reference is made to Item 23(a) and 23(b) above.

  (d)(1) Investment Advisory Agreement with Eaton Vance Management for EV Traditional Emerging Growth Fund dated December 31, 1996 filed as Exhibit (5)(e) to Post-Effective Amendment No. 45 filed December 31, 1996 (Accession No. 0000940394-96-000391) and incorporated herein by reference.

     (2) Investment Advisory Agreement with Eaton Vance Management for Eaton Vance Institutional Short Term Income Fund dated October 21, 2002 filed as Exhibit (d)(2) to Post-Effective Amendment No. 66 filed December 30, 2002 (Accession No. 0000940394-02-000786)
               and incorporated herein by reference.

  (e)(1)(a) Amended and Restated Distribution Agreement between Eaton Vance Special Investment Trust and Eaton Vance Distributors, Inc. effective June 16, 2003 with attached Schedule A filed as Exhibit
               (e)(1)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (2) Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (6)(b) to the Post-Effective Amendment No. 61 filed December 28, 1995 (Accession No. 0000950156-95-000883) to the Registration Statement of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) and incorporated herein by reference.

  (f) The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

  (g)(1) Custodian Agreement with Investors Bank & Trust Company dated March 24, 1994 filed as Exhibit (8) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

     (2)       Amendment  to Custodian  Agreement  with  Investors  Bank & Trust
               Company  dated  October  23,  1995  filed as  Exhibit  (8)(b)  to
               Post-Effective Amendment No. 43 filed April 29, 1996 (Accession No. 0000940394-96-000194) and incorporated herein by reference.

     (3) Amendment to Master Custodian Agreement with Investors Bank & Trust Company dated December 21, 1998 filed as Exhibit (g)(3) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) (Accession No. 0000950156-99-000050) filed
               January 25, 1999 and incorporated herein by reference.

     (4) Extension Agreement dated August 31, 2000 to Master Custodian Agreement with Investors Bank & Trust Company filed as Exhibit
               (g)(4) to the Registration Statement of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed January 23, 2001
               (Accession No. 0000940394-01-500027) and incorporated herein by reference.

     (5) Delegation Agreement dated December 11, 2000 with Investors Bank & Trust Company filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2, Amendment No. 5 (File Nos. 333-32267,
               811-05808) filed April 3, 2001 (Accession No. 0000940394-01-500125) and incorporated herein by reference.

  (h)(1)(a) Management Contract between Eaton Vance Special Investment Trust (on behalf of certain of its series) and Eaton Vance Management filed as Exhibit (5)(a)(1) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended Schedule A-1 dated November 17, 1997 filed as Exhibit No.
               (5)(a)(2) to Post-Effective Amendment No. 49 filed December 15, 1997 (Accession No. 0000950156-97-000988) and incorporated herein by reference.

     (2) Management Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Treasury Fund and Eaton Vance Management filed as Exhibit (h)(2) to Post-Effective Amendment No. 52 filed October 20, 1998 (Accession No. 0000950156-98-000643) and incorporated herein by reference.

     (3)(a) Amended Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated June 19, 1995 filed as Exhibit (9) to Post-Effective Amendment No. 42 filed July 17, 1995 and incorporated herein by reference.

        (b) Amendment to Schedule A dated June 23, 1997 to the Amended Administrative Services Agreement filed as Exhibit (9)(a)(2) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

     (4)(a) Administrative Services Agreement between Eaton Vance Special Investment Trust (on behalf of each of its series listed on Schedule A) and Eaton Vance Management dated April 26, 2000 filed as Exhibit (h)(4) to Post-Effective Amendment No. 57 filed April 26, 2000 (Accession No. 0000950156-00-000245) and incorporated herein by reference.

        (b)    Schedule A to Administrative  Services Agreement filed as Exhibit
               (h)(4)(b) to Post-Effective Amendment No. 66 filed December 30, 2002 and incorporated herein by reference.

     (5) Administrative Services Agreement between Eaton Vance Special Investment Trust on behalf of Eaton Vance Institutional Short Term Income Fund and Eaton Vance Management dated October 21, 2002 filed as Exhibit (h)(5) to Post-Effective No. 66 filed December 30, 2002 and incorporated herein by reference.

     (6)       Transfer  Agency  Agreement  dated July 31, 2003 filed as Exhibit
               (h)(3) to Post-Effective Amendment No. 82 of Eaton Vance Growth Trust (File Nos. 2-22019, 811-1241) (Accession No. 0000940394-03-000592) filed July 31, 2003 and incorporated herein by reference.

     (7) Sub-Transfer Agency Services Agreement effective August 1, 2002 between PFPC Inc. and Eaton Vance Management filed as Exhibit
               (h)(3) to Post-Effective No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

  (i)(1)       Opinion of Internal  Counsel  dated July 8, 2003 filed as Exhibit
               (i) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (2) Consent of Internal Counsel dated February 25, 2004 filed herewith.

  (m)(1)(a) Eaton Vance Special Investment Trust Class A Service Plan adopted June 23, 1997 effective June 23, 1997 filed as Exhibit (15)(a) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended  Schedule  A to Class A  Service  Plan  filed as  Exhibit
               (m)(1)(b) to Post-Effective Amendment No. 65 filed October 23, 2002 and incorporated herein by reference.

     (2)(a) Eaton Vance Special Investment Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended  Schedule  A-1 dated  November  17, 1997 filed as Exhibit
               (15)(b)(1) to Post-Effective Amendment No. 49 filed December 17, 1997 and incorporated herein by reference.

     (3)(a) Eaton Vance Special Investment Trust Class B Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended Schedule A to Class B Distribution  Plan filed as Exhibit
               (m)(3)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 (Accession No. 0000940394-02-000512) and incorporated herein by reference.

     (4)(a) Eaton Vance Special Investment Trust Class C Distribution Plan adopted June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 48 filed October 10, 1997 and incorporated herein by reference.

        (b)    Amended Schedule A to Class C Distribution  Plan filed as Exhibit
               (m)(4)(b) to Post-Effective Amendment No. 64 filed August 23, 2002 and incorporated herein by reference.

     (5)(a) Eaton Vance Special Investment Trust Class R Distribution Plan adopted June 16, 2003 with attached Schedule A filed as Exhibit
               (5)(a) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

  (o)(1) Amended and Restated Multiple Class Plan for Eaton Vance Funds dated March 17, 2003 filed as Exhibit (o)(1) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed April 22, 2003 (Accession No.
               0000940394-03-000234) and incorporated herein by reference.

     (2) Schedule A to Amended and Restated Multiple Class Plan filed as Exhibit (o)(2) to Post-Effective Amendment No. 87 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed April 22, 2003 (Accession No. 0000940394-03-000234) and incorporated herein by reference.

  (p)(1)       Code  of  Ethics  adopted  by  Eaton  Vance  Corp.,  Eaton  Vance
               Management, Boston Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised June 4, 2002, filed as Exhibit (p) to Post-Effective Amendment No. 45 of Eaton Vance Investment Trust (File Nos. 33-1121, 811-4443) filed July 24, 2002 (Accession No.
               0000940394-02-000462) and incorporated herein by reference.

     (2) Code of Ethics adopted by Lloyd George Management (BVI) Limited, Lloyd George Investment Management (Bermuda) Limited, Lloyd George Management (Hong Kong) Limited, Lloyd George Management (Europe) Limited and the LGM Funds effective September 1, 2000 filed as Exhibit (p)(2) to Pre-Effective Amendment No. 1 of Eaton Vance Variable Trust (File Nos. 333-44010 and 811-10067) filed November 17, 2000 (Accession No. 0000950156-00-000565) and
               incorporated herein by reference.

     (3) Code of Ethics - Amended and Restated as of July 15, 2003 adopted by Fox Asset Management LLC filed herewith.

  (q)(1) Power of Attorney for Eaton Vance Special Investment Trust dated July 1, 2003 filed as Exhibit (q)(1) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (2) Power of Attorney for Capital Growth Portfolio, Large-Cap Value Portfolio, Small-Cap Growth Portfolio and Utilities Portfolio dated July 1, 2003 filed as Exhibit (q)(2) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (3) Power of Attorney for Emerging Markets Portfolio and South Asia Portfolio dated November 5, 2001 filed as Exhibit (q)(3) to Post-Effective Amendment No. 59 filed February 28, 2002 and incorporated herein by reference.

     (4) Power of Attorney for Investment Grade Income Portfolio dated July 1, 2003 filed as Exhibit (q)(4) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (5) Power of Attorney for Large-Cap Core Portfolio dated July 1, 2003 filed as Exhibit (q)(5) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (6) Power of Attorney for Small-Cap Value Portfolio dated July 1, 2003 filed as Exhibit (q)(6) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

     (7) Power of Attorney for Special Equities Portfolio dated July 1, 2003 filed as Exhibit (q)(7) to Post-Effective Amendment No. 68 filed July 9, 2003 and incorporated herein by reference.

Item 24. Persons Controlled by or Under Common Control

     Not applicable

Item 25. Indemnification

     Article IV of the Registrant's Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.
Article XI of the By-Laws contains indemnification provisions. Registrant's Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreements of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and Other Connections of Investment Advisers

     Reference is made to: (i) the information set forth under the caption "Management and Organization" in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) Eaton Vance (File No. 801-15930), BMR (File No. 43127), Lloyd George (File No. 801-40889) and Fox Asset Management, LLC (File No. 801-26379) filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

     (a) Registrant's principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Management, is the principal underwriter for each of the registered investment companies named below:

                Eaton Vance Advisers Senior Floating-Rate Fund
                Eaton Vance Growth Trust
                Eaton Vance Institutional Senior Floating-Rate Fund Eaton Vance Investment Trust
                Eaton Vance Municipals Trust
                Eaton Vance Municipals Trust II
                Eaton Vance Mutual Funds Trust
                Eaton Vance Prime Rate Reserves
                Eaton Vance Series Trust II
                Eaton Vance Special Investment Trust
                EV Classic Senior Floating-Rate Fund
                Eaton Vance Variable Trust

     (b)

         (1)                           (2)                           (3)
 Name and Principal           Positions and Offices        Positions and Offices
  Business Address*        with Principal Underwriter          with Registrant
  -----------------        --------------------------      ---------------------
      Ira Baron                  Vice President                     None
    John Bercini                 Vice President                     None
     Chris Berg                  Vice President                     None
  Kate B. Bradshaw               Vice President                     None
    Timothy Breer                Vice President                     None
   Eric Caplinger                Vice President                     None
    Mark Carlson                 Vice President                     None
  Daniel C. Cataldo       Vice President and Treasurer              None
  Patrick Cosgrove               Vice President                     None
     Raymond Cox                 Vice President                     None
    Peter Crowley                Vice President                     None
    Derek Devine                 Vice President                     None
     John Dolan                  Vice President                     None
   James Durocher                Vice President                     None
   Alan R. Dynner     Vice President, Secretary and Clerk           Secretary
  Robert Ellerbeck               Vice President                     None

    Daniel Ethier                Vice President                     None
     Troy Evans                  Vice President                     None
     Vince Falbo                 Vice President                     None
 Richard A. Finelli              Vice President                     None
     James Foley                 Vice President                     None
  Michael A. Foster              Vice President                     None
   Kathleen Fryer                Vice President                     None
Anne Marie Gallagher             Vice President                     None
  William M. Gillen           Senior Vice President                 None
  Hugh S. Gilmartin              Vice President                     None
    John Greenway                Vice President                     None
   Jorge Gutierrez               Vice President                     None
   Robert Hammond                Vice President                     None
   James B. Hawkes         Vice President and Director             Trustee
    Peter Hartman                Vice President                     None
   Perry D. Hooker               Vice President                     None
    Thomas Hughes                Vice President                     None
  Elizabeth Johnson              Vice President                     None
    Paul F. Jones                Vice President                     None
     Steve Jones                 Vice President                     None
   Teresa A. Jones               Vice President                     None
   Lindsey Kidder                Vice President                     None
   Thomas P. Luka                Vice President                     None
    Coleen Lynch                 Vice President                     None
    John Macejka                 Vice President                     None
   Geoff Marshall                Vice President                     None
  Christopher Mason              Vice President                     None
    Judy Snow May                Vice President                     None
    Don McCaughey                Vice President                     None
   Andy McClelland               Vice President                     None
     Tim McEwen                  Vice President                     None
  Morgan C. Mohrman           Senior Vice President                 None
   Gregory Murphy                Vice President                     None
   Michael Nardone               Vice President                     None
  James A. Naughton              Vice President                     None
    Joseph Nelson                Vice President                     None
   Mark D. Nelson                Vice President                     None
    Scott Nelson                 Vice President                     None
  Linda D. Newkirk               Vice President                     None
  James L. O'Connor              Vice President                   Treasurer
    Andrew Ogren                 Vice President                     None
     Philip Pace                 Vice President                     None
    Margaret Pier                Vice President                     None
    Shannon Price                Vice President                     None
    James Putman                 Vice President                     None
     James Queen                 Vice President                     None
     Matt Raynor                 Vice President                     None
      Tim Roach                  Vice President                     None
    Randy Skarda                 Vice President                     None
  Lawrence Sinsimer           Senior Vice President                 None
   Bill Squadroni                Vice President                     None
   Joseph Staszkiw               Vice President                     None
  William M. Steul         Vice President and Director              None
Cornelius J. Sullivan         Senior Vice President                 None
   Stefan Thielan                Vice President                     None
    John Thompson                Vice President                     None
   Michael Tordone               Vice President                     None
   John M. Trotsky               Vice President                     None
    Jerry Vainisi                Vice President                     None
    John Vaughan                 Vice President                     None
     Chris Volf                  Vice President                     None
     Greg Walsh                  Vice President                     None
    Stan Weiland                 Vice President                     None
   Debra Wekstein                Vice President                     None
 Wharton P. Whitaker         President and Director                 None
   Greg Whitehead                Vice President                     None
   Mark Whitehouse               Vice President                     None

    Steve Widder                 Vice President                     None
   Charles Womack                Vice President                     None
     Trey Young                  Vice President                     None
    Gregor Yuska                 Vice President                     None

------------------------------------------
*    Address is The Eaton Vance Building, 255 State Street, Boston, MA 02109

     (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the relevant investment adviser or sub-adviser.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     The Registrant undertakes to include the information required by Item 5 of Form N-1A in its annual reports to shareholders under Rule 30d-1.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on February 25, 2004.

                                EATON VANCE SPECIAL INVESTMENT TRUST


                                By:     /s/ THOMAS E. FAUST JR.
                                        -------------------------------------
                                        Thomas E. Faust Jr., President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2004

Signature                       Title
---------                       -----

/s/ Thomas E. Faust Jr.         President (Chief Executive Officer)
-----------------------------
Thomas E. Faust Jr.

/s/ James L. O'Connor           Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
James L. O'Connor

/s/ James B. Hawkes             Trustee
-----------------------------
James B. Hawkes

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Capital Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2004.

                                CAPITAL GROWTH PORTFOLIO


                                By:     /s/ DUNCAN W. RICHARDSON
                                        ------------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 25, 2004.

Signature                       Title
---------                       -----

/s/ Duncan W. Richardson        President (Chief Executive Officer)
-----------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.      Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
William J. Austin, Jr.

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Investment Grade Income Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2004.

                                INVESTMENT GRADE INCOME PORTFOLIO


                                By:     ELIZABETH S. KENYON*
                                        ------------------------------------
                                        Elizabeth S. Kenyon, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 25, 2004.

Signature                       Title
---------                       -----

Elizabeth S. Kenyon*            President (Chief Executive Officer)
-----------------------------
Elizabeth S. Kenyon

/s/ William J. Austin, Jr.      Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
William J. Austin, Jr.

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Large-Cap Core Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2004.

                                LARGE-CAP CORE PORTFOLIO



                                By:     /s/ DUNCAN W. RICHARDSON
                                        -------------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 25, 2004.

Signature                       Title
---------                       -----

/s/ Duncan W. Richardson        President (Chief Executive Officer)
-----------------------------
Duncan W. Richardson

/s/ Michelle A. Alexander       Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
Michelle A. Alexander

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Large-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2004.

                                LARGE-CAP VALUE PORTFOLIO



                                By:     /s/ DUNCAN W. RICHARDSON
                                        -------------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 25, 2004.

Signature                       Title
---------                       -----

/s/ Duncan W. Richardson        President (Chief Executive Officer)
-----------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.      Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
William J. Austin, Jr.

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Small-Cap Growth Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2004.

                                SMALL-CAP GROWTH PORTFOLIO



                                By:     /s/ DUNCAN W. RICHARDSON
                                        ---------------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 25, 2004.

Signature                       Title
---------                       -----

/s/ Duncan W. Richardson        President (Chief Executive Officer)
-----------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.      Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
William J. Austin, Jr.

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Small-Cap Value Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2004.

                                SMALL-CAP VALUE PORTFOLIO


                                By:     /s/ JAMES B. HAWKES
                                        --------------------------------
                                        James B. Hawkes, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 25, 2004.

Signature                       Title
---------                       -----

/s/ James B. Hawkes             President (Chief Executive Officer) and Trustee
-----------------------------
James B. Hawkes

/s/ Barbara E. Campbell         Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
Barbara E. Campbell

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Special Equities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2004.

                                SPECIAL EQUITIES PORTFOLIO


                                By:     /s/ DUNCAN W. RICHARDSON
                                        ------------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 25, 2004.

Signature                       Title
---------                       -----

/s/ Duncan W. Richardson        President (Chief Executive Officer)
-----------------------------
Duncan W. Richardson

/s/ Kristin S. Anagnost         Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
Kristin S. Anagnost

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                   SIGNATURES

     Utilities Portfolio has duly caused this Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No.
2-27962) to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts on February 25, 2004.

                                UTILITIES PORTFOLIO



                                By:     /s/ DUNCAN W. RICHARDSON
                                        ------------------------------------
                                        Duncan W. Richardson, President

     This Amendment to the Registration Statement on Form N-1A of Eaton Vance Special Investment Trust (File No. 2-27962) has been signed below by the following persons in the capacities indicated on February 25, 2004.

Signature                       Title
---------                       -----

/s/ Duncan W. Richardson        President (Chief Executive Officer)
-----------------------------
Duncan W. Richardson

/s/ William J. Austin, Jr.      Treasurer (and Principal Financial and
-----------------------------   Accounting Officer)
William J. Austin, Jr.

Jessica M. Bibliowicz*          Trustee
-----------------------------
Jessica M. Bibliowicz

/s/ James B. Hawkes             Trustee
-----------------------------
James B. Hawkes

Samuel L. Hayes, III*           Trustee
-----------------------------
Samuel L. Hayes, III

William H. Park*                Trustee
-----------------------------
William H. Park

Ronald A. Pearlman*             Trustee
-----------------------------
Ronald A. Pearlman

Norton H. Reamer*               Trustee
-----------------------------
Norton H. Reamer

Lynn A. Stout*                  Trustee
-----------------------------
Lynn A. Stout

*By:  /s/ Alan R. Dynner
      -----------------------------------
      Alan R. Dynner, As attorney-in-fact

                                  EXHIBIT INDEX

     The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.


Exhibit No.    Description
-----------    -----------

(i)(2)         Consent of Internal Counsel dated February 25, 2004

(p)(3) Code of Ethics - Amended and Restated as of July 15, 2003 adopted by Fox Asset Management LLC